UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Columbia Variable Portfolio – Intermediate Bond Fund
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 53	0.52%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overall, sector allocation decisions contributed to relative performance. Contributions primarily came from out-of-benchmark allocations to non-agency mortgage-backed securities, high-yield corporate bonds, and an overweight allocation to asset-backed securities.
Security selection
| Overall, security selection contributed to relative results. Contributions primarily came from positive selection across structured credit sectors including residential and commercial mortgages as well as asset-backed securities. Additionally, positive selection came from the investment-grade corporate sector.
Top Performance Detractors
Duration
| The Fund’s longer-than-benchmark duration positioning detracted from relative results as U.S. Treasury yields moved higher across maturities longer than one year.
Sector allocation
| Overall, sector allocation decisions contributed to relative performance. This was partially offset, however, by detractors from relative performance, including an overweight to agency mortgage-backed securities and an underweight to investment-grade corporate bonds.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	1.97	0.20	1.91
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key
Fund Statistics
Fund net assets	$ 2,810,908,522
Total number of portfolio holdings	951
Management services fees (represents 0.48% of Fund average net assets)	$ 16,205,723
Portfolio turnover for the reporting period	212%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	65%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.0%
Foreign Exchange Risk	0.1%
Interest Rate Risk	104.4%
Short
Credit Risk	2.4%
Interest Rate Risk	69.5%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 78	0.77%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overall, sector allocation decisions contributed to relative performance. Contributions primarily came from out-of-benchmark allocations to non-agency mortgage-backed securities, high-yield corporate bonds, and an overweight allocation to asset-backed securities.
Security selection
| Overall, security selection contributed to relative results. Contributions primarily came from positive selection across structured credit sectors including residential and commercial mortgages as well as asset-backed securities. Additionally, positive selection came from the investment-grade corporate sector.
Top Performance Detractors
Duration
| The Fund’s longer-than-benchmark duration positioning detracted from relative results as U.S. Treasury yields moved higher across maturities longer than one year.
Sector allocation
| Overall, sector allocation decisions contributed to relative performance. This was partially offset, however, by detractors from relative performance, including an overweight to agency mortgage-backed securities and an underweight to investment-grade corporate bonds.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	1.73	(0.06)	1.65
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key
Fund Statistics
Fund net assets	$ 2,810,908,522
Total number of portfolio holdings	951
Management services fees (represents 0.48% of Fund average net assets)	$ 16,205,723
Portfolio turnover for the reporting period	212%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	65%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.0%
Foreign Exchange Risk	0.1%
Interest Rate Risk	104.4%
Short
Credit Risk	2.4%
Interest Rate Risk	69.5%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund
Class 3
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 66	0.65%
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Sector allocation
| Overall, sector allocation decisions contributed to relative performance. Contributions primarily came from out-of-benchmark allocations to non-agency mortgage-backed securities, high-yield corporate bonds, and an overweight allocation to asset-backed securities.
Security selection
| Overall, security selection contributed to relative results. Contributions primarily came from positive selection across structured credit sectors including residential and commercial mortgages as well as asset-backed securities. Additionally, positive selection came from the investment-grade corporate sector.
Top Performance Detractors
Duration
| The Fund’s longer-than-benchmark duration positioning detracted from relative results as U.S. Treasury yields moved higher across maturities longer than one year.
Sector allocation
| Overall, sector allocation decisions contributed to relative performance. This was partially offset, however, by detractors from relative performance, including an overweight to agency mortgage-backed securities and an underweight to investment-grade corporate bonds.
Derivatives usage
| On a standalone basis, the Fund’s use of derivatives had a negative impact on Fund performance during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 3 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	1.85	0.08	1.78
Bloomberg U.S. Aggregate Bond Index	1.25	(0.33)	1.35
Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key
Fund Statistics
Fund net assets	$ 2,810,908,522
Total number of portfolio holdings	951
Management services fees (represents 0.48% of Fund average net assets)	$ 16,205,723
Portfolio turnover for the reporting period	212%
Portfolio turnover for the reporting period excluding to be announced (TBA) securities	65%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s Ratings, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated by Moody's Ratings, S&P or Fitch, but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Derivative Exposure
Long
Credit Risk	1.0%
Foreign Exchange Risk	0.1%
Interest Rate Risk	104.4%
Short
Credit Risk	2.4%
Interest Rate Risk	69.5%
Asset Categories
Credit Quality
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit fees (a)	52,505	50,490	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	16,055	12,500	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Variable Portfolio – Intermediate Bond Fund
Annual Financial Statements and Additional Information
December 31, 2024
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Variable Portfolio – Intermediate Bond Fund | 2024

Portfolio of Investments
December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2014-20I Class 1
09/01/2034	2.920%	89,811	82,904
Total Asset-Backed Securities — Agency (Cost $90,933)			82,904

Asset-Backed Securities - Non-Agency 22.5%

ACHV ABS Trust(a)
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	1,990,510	2,011,483
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	1,602,414	1,609,913
Series 2024-2A Class A
02/20/2029	6.060%	4,872,963	4,891,240
Affirm Asset Securitization Trust(a)
Series 2023-B Class 1A
09/15/2028	6.820%	16,600,000	16,850,199
Series 2023-B Class A
09/15/2028	6.820%	11,700,000	11,876,345
Subordinated Series 2023-B Class 1C
09/15/2028	7.810%	10,000,000	10,157,044
Apidos CLO XII(a),(b)
Series 2013-12A Class ARR
3-month Term SOFR + 1.080% Floor 1.080% 04/15/2031	5.736%	8,101,192	8,109,520
Ares XXXVII CLO Ltd.(a),(b)
Series 2015-4A Class A1RR
3-month Term SOFR + 1.080% Floor 1.080% 10/15/2030	5.736%	6,278,525	6,290,385
Bain Capital Credit CLO(a),(b)
Series 2018-2A Class A1R
3-month Term SOFR + 1.080% Floor 1.080% 07/19/2031	5.697%	12,448,312	12,454,299
Series 2019-2A Class AR2
3-month Term SOFR + 1.130% Floor 1.130% 10/17/2032	5.778%	23,446,364	23,501,158
Carvana Auto Receivables Trust(a)
Series 2023-N3 Class A
09/10/2027	6.410%	2,261,719	2,274,268
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	6.451%	21,000,000	21,018,207
Citizens Auto Receivables Trust(a)
Series 2024-1 Class A2A
10/15/2026	5.430%	8,355,050	8,380,092
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.135%	14,617,500	14,638,140
Dryden Senior Loan Fund(a),(b)
Series 2015-41A Class AR
3-month Term SOFR + 1.232% Floor 0.970% 04/15/2031	5.888%	6,810,001	6,815,551
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	782,231	782,619
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	3,243,919	3,251,590
FHF Issuer Trust(a)
Series 2024-3A Class A2
11/15/2030	4.940%	13,000,000	12,978,397
GLS Auto Select Receivables Trust(a)
Series 2024-2A Class A2
06/17/2030	5.580%	8,101,133	8,183,974
Series 2024-4A Class A2
12/17/2029	4.430%	5,400,000	5,379,916
GreenSky Home Improvement Trust(a)
Series 2024-1 Class A2
06/25/2059	5.880%	9,439,724	9,478,277
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	6.229%	11,300,000	11,316,475
Marlette Funding Trust(a)
Series 2020-2A Class D
09/16/2030	4.650%	70,083	70,063
Subordinated Series 2022-2A Class C
08/15/2032	6.140%	5,089,000	5,107,110
Subordinated Series 2023-1A Class C
04/15/2033	7.200%	5,735,000	5,827,797
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NetCredit Combined Receivables LLC(a)
Series 2024-A Class A
10/21/2030	7.430%	6,020,480	6,063,871
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	6.279%	20,375,000	20,390,159
Octagon Investment Partners Ltd.(a),(b)
Series 2018-18A Class A1A
3-month Term SOFR + 1.222% 04/16/2031	5.869%	14,028,464	14,050,587
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	6.343%	45,625,000	45,710,045
Oportun Funding Trust(a)
Series 2024-3 Class A
08/15/2029	5.260%	6,905,312	6,906,405
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	16,767,987	16,250,225
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class B
07/15/2032	5.637%	6,350,000	6,357,355
Subordinated Series 2024-10 Class B
06/15/2032	5.750%	7,700,000	7,707,107
Subordinated Series 2024-10 Class C
06/15/2032	5.992%	10,150,000	10,159,354
Subordinated Series 2024-5 Class B
10/15/2031	6.601%	10,100,448	10,188,167
Subordinated Series 2024-6 Class B
11/15/2031	6.589%	10,783,170	10,882,651
Subordinated Series 2024-8 Class B
01/15/2032	5.456%	10,999,509	11,013,994
Subordinated Series 2024-8 Class C
01/15/2032	6.030%	8,599,616	8,613,236
Subordinated Series 2024-9 Class B
03/15/2032	5.306%	10,298,425	10,263,458
Subordinated Series 2024-9 Class C
03/15/2032	5.774%	7,598,838	7,592,052
Pagaya AI Debt Selection Trust(a)
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	7,498,370	7,550,829
Subordinated Series 2024-7 Class C
12/15/2031	7.095%	8,098,240	8,140,484
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pagaya AI Debt Trust(a),(c)
Series 2022-2 Class AB
01/15/2030	5.717%	14,325,437	14,356,716
Subordinated Series 2023-5 Class AB
04/15/2031	7.571%	2,609,890	2,620,367
Pagaya AI Debt Trust(a)
Series 2023-1 Class A
07/15/2030	7.556%	941,198	942,768
Series 2023-3 Class A
12/16/2030	7.600%	3,122,673	3,136,709
Series 2023-6 Class A
06/16/2031	7.128%	838,189	838,837
Series 2024-2 Class A
08/15/2031	6.319%	1,841,141	1,861,100
Series 2024-3 Class A
10/15/2031	6.258%	3,838,738	3,864,172
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	7,191,903	7,175,921
Subordinated Series 2022-3 Class B
03/15/2030	8.050%	7,542,733	7,590,990
Subordinated Series 2023-1 Class B
07/15/2030	9.435%	7,798,916	7,861,178
Subordinated Series 2023-5 Class C
04/15/2031	9.099%	4,749,960	4,851,723
Subordinated Series 2023-6 Class B
06/16/2031	7.464%	11,996,923	12,054,220
Subordinated Series 2023-6 Class C
06/16/2031	8.491%	6,720,276	6,862,332
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	13,366,437	13,472,553
Subordinated Series 2023-7 Class C
07/15/2031	8.798%	6,147,988	6,296,992
Subordinated Series 2024-3 Class B
10/15/2031	6.571%	9,964,458	10,005,236
Subordinated Series 2024-3 Class C
10/15/2031	7.297%	5,441,950	5,469,882
PAGAYA AI Debt Trust(a),(c)
Subordinated Series 2022-3 Class AB
03/15/2030	7.576%	660,752	664,859
Palmer Square Loan Funding Ltd.(a),(b)
Series 2022-3A Class A1BR
3-month Term SOFR + 1.400% Floor 1.400% 04/15/2031	6.056%	11,000,000	11,005,500
Reach ABS Trust(a)
Series 2024-1A Class A
02/18/2031	6.300%	3,814,380	3,838,254
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2024-2A Class A
07/15/2031	5.880%	7,590,986	7,628,885
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	9,405,836	9,567,177
Series 2024-3A Class A
03/25/2033	5.281%	10,150,000	10,161,230
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	2,924,442	2,853,706
Research-Driven Pagaya Motor Trust(a)
Series 2024-1A Class A
06/25/2032	7.090%	6,800,553	6,866,501
SAFCO Auto Receivables Trust(a)
Series 2024-1A Class A
03/20/2028	6.510%	3,102,179	3,119,419
Santander Drive Auto Receivables Trust
Series 2024-5 Class A2
09/15/2027	4.880%	5,500,000	5,509,666
SBNA Auto Lease Trust(a)
Series 2024-A Class A2
01/20/2026	5.450%	5,235,053	5,243,644
Stewart Park CLO Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.632% Floor 1.370% 01/15/2030	6.288%	11,171,429	11,178,813
Upland CLO Ltd.(a),(b)
Series 2016-1A Class A1AR
3-month Term SOFR + 1.282% 04/20/2031	5.899%	6,931,346	6,939,026
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	395,239	392,042
Series 2021-ST1 Class A
02/20/2027	2.750%	674,332	667,471
Series 2021-ST10 Class A
01/20/2030	2.250%	409,384	408,212
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	132,107	132,199
Series 2023-2 Class A
06/20/2033	6.770%	2,789,966	2,800,286
Series 2024-1 Class A
11/20/2034	5.330%	7,111,810	7,118,940
Subordinated Series 2021-4 Class B
09/20/2031	1.840%	788,762	787,005
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	4,216,618	4,185,804
Total Asset-Backed Securities — Non-Agency (Cost $629,418,719)			631,424,376

Commercial Mortgage-Backed Securities - Non-Agency 2.9%

BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2013-WBRK Class A
03/10/2037	3.534%	5,550,000	5,439,000
BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month Term SOFR + 2.364% Floor 2.250% 10/15/2037	6.762%	6,853,192	6,804,194
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month Term SOFR + 1.847% Floor 1.925% 06/15/2035	6.312%	6,950,000	6,873,282
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	5.890%	5,600,000	5,591,258
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	15,735,000	14,187,565
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	11,815,000	6,504,811
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	16,000,000	6,233,205
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class E
11/05/2035	5.519%	10,901,000	545,050
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	7.262%	4,150,000	3,573,010
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	5.662%	9,150,000	8,921,311
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	5.694%	10,469,000	10,306,611
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated Series 2017-SMP Class C
1-month Term SOFR + 1.372% Floor 1.200% 12/15/2034	5.770%	9,000,000	5,104,909
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $110,387,407)			80,084,206

Corporate Bonds & Notes 22.0%

Aerospace & Defense 1.0%
BAE Systems PLC(a)
03/26/2029	5.125%	3,832,000	3,838,195
Boeing Co. (The)
08/01/2059	3.950%	9,040,000	5,979,974
Bombardier, Inc.(a)
07/01/2031	7.250%	113,000	116,539
L3Harris Technologies, Inc.
07/31/2033	5.400%	2,447,000	2,440,942
Raytheon Technologies Corp.
03/15/2027	3.500%	10,223,000	9,966,202
03/15/2032	2.375%	3,695,000	3,068,368
Spirit AeroSystems, Inc.(a)
11/30/2029	9.375%	174,000	186,527
11/15/2030	9.750%	224,000	247,687
TransDigm, Inc.(a)
08/15/2028	6.750%	241,000	243,357
03/01/2029	6.375%	778,000	780,412
03/01/2032	6.625%	585,000	590,332
01/15/2033	6.000%	310,000	303,831
Total			27,762,366
Airlines 0.1%
American Airlines, Inc.(a)
05/15/2029	8.500%	288,000	302,080
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	608,083	606,654
04/20/2029	5.750%	249,779	247,867
United Airlines, Inc.(a)
04/15/2029	4.625%	510,000	484,786
Total			1,641,387
Automotive 0.1%
Goodyear Tire & Rubber Co. (The)
07/15/2029	5.000%	189,000	173,722
IHO Verwaltungs GmbH(a),(d)
11/15/2032	8.000%	320,000	321,927
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ZF North America Capital, Inc.(a)
04/14/2030	7.125%	440,000	431,881
04/23/2032	6.875%	452,000	429,213
Total			1,356,743
Banking 5.1%
Ally Financial, Inc.(e)
Subordinated
01/17/2040	6.646%	50,000	48,644
Bank of America Corp.(e)
07/21/2032	2.299%	4,550,000	3,794,611
10/20/2032	2.572%	26,334,000	22,172,299
02/04/2033	2.972%	10,000,000	8,598,876
Subordinated
09/21/2036	2.482%	673,000	548,182
Citigroup, Inc.(e)
06/03/2031	2.572%	4,618,000	4,024,690
01/25/2033	3.057%	12,760,000	10,957,941
Goldman Sachs Group, Inc. (The)(e)
10/23/2030	4.692%	11,646,000	11,407,670
HSBC Holdings PLC(e)
11/19/2030	5.286%	12,280,000	12,192,656
05/24/2032	2.804%	4,326,000	3,676,123
JPMorgan Chase & Co.(e)
07/22/2030	4.995%	21,491,000	21,408,688
10/22/2030	4.603%	1,036,000	1,016,510
11/08/2032	2.545%	5,000,000	4,218,512
Morgan Stanley(e)
10/18/2030	4.654%	23,000,000	22,511,451
Subordinated
09/16/2036	2.484%	8,623,000	7,013,506
PNC Financial Services Group, Inc. (The)(e)
10/20/2034	6.875%	1,658,000	1,808,296
Royal Bank of Canada(e)
10/18/2030	4.650%	5,880,000	5,757,432
US Bancorp(e)
06/12/2034	5.836%	2,951,000	3,008,455
Wells Fargo & Co.(e)
10/30/2030	2.879%	404,000	364,566
Total			144,529,108
Brokerage/Asset Managers/Exchanges 0.1%
AG Issuer LLC(a)
03/01/2028	6.250%	557,000	552,242
AG TTMT Escrow Issuer LLC(a)
09/30/2027	8.625%	182,000	188,670
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	147,000	160,346
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	578,000	574,425
Focus Financial Partners LLC(a)
09/15/2031	6.750%	224,000	222,575
Hightower Holding LLC(a)
04/15/2029	6.750%	584,000	580,720
01/31/2030	9.125%	310,000	326,331
Total			2,605,309
Building Materials 0.1%
Beacon Roofing Supply, Inc.(a)
11/15/2026	4.500%	336,000	330,290
08/01/2030	6.500%	275,000	278,908
Standard Building Solutions, Inc.(a)
08/15/2032	6.500%	70,000	70,190
Summit Materials LLC/Finance Corp.(a)
01/15/2029	5.250%	45,000	45,179
01/15/2031	7.250%	274,000	290,636
White Cap Buyer LLC(a)
10/15/2028	6.875%	328,000	324,022
Total			1,339,225
Cable and Satellite 0.7%
CCO Holdings LLC/Capital Corp.(a)
02/01/2028	5.000%	687,000	662,294
03/01/2030	4.750%	626,000	571,617
08/15/2030	4.500%	423,000	379,647
02/01/2031	4.250%	459,000	399,815
02/01/2032	4.750%	552,000	484,138
CCO Holdings LLC/Capital Corp.
05/01/2032	4.500%	1,240,000	1,067,797
CCO Holdings LLC/Holdings Capital Corp.(a)
01/15/2034	4.250%	250,000	202,833
Charter Communications Operating LLC/Capital
12/01/2061	4.400%	4,780,000	3,175,083
Comcast Corp.
03/01/2026	3.150%	5,896,000	5,806,212
CSC Holdings LLC(a)
02/01/2028	5.375%	789,000	679,583
01/15/2030	5.750%	453,000	257,537
12/01/2030	4.125%	830,000	597,682
11/15/2031	5.000%	169,000	88,283
DISH DBS Corp.
07/01/2026	7.750%	107,000	89,928
DISH DBS Corp.(a)
12/01/2028	5.750%	127,000	108,514
DISH Network Corp.(a)
11/15/2027	11.750%	867,000	916,983
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
EchoStar Corp.
11/30/2029	10.750%	428,893	461,270
EchoStar Corp.(d)
11/30/2030	6.750%	321,936	292,052
Sirius XM Radio, Inc.(a)
09/01/2026	3.125%	217,000	208,552
08/01/2027	5.000%	444,000	431,570
07/01/2030	4.125%	192,000	167,561
Virgin Media Finance PLC(a)
07/15/2030	5.000%	513,000	433,449
VZ Secured Financing BV(a)
01/15/2032	5.000%	690,000	609,416
Ziggo Bond Co. BV(a)
02/28/2030	5.125%	339,000	305,660
Ziggo BV(a)
01/15/2030	4.875%	480,000	439,210
Total			18,836,686
Chemicals 0.2%
Ashland LLC(a)
09/01/2031	3.375%	305,000	259,315
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	166,000	162,340
Element Solutions, Inc.(a)
09/01/2028	3.875%	620,000	587,955
Herens Holdco Sarl(a)
05/15/2028	4.750%	374,000	344,084
INEOS Finance PLC(a)
04/15/2029	7.500%	249,000	255,109
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	254,000	268,068
Ingevity Corp.(a)
11/01/2028	3.875%	269,000	245,787
Innophos Holdings, Inc.(a)
06/15/2029	11.500%	886,670	917,703
Olympus Water US Holding Corp.(a)
11/15/2028	9.750%	558,000	591,734
10/01/2029	6.250%	461,000	438,304
06/15/2031	7.250%	355,000	360,405
WR Grace Holdings LLC(a)
08/15/2029	5.625%	744,000	685,254
Total			5,116,058
Construction Machinery 0.1%
H&E Equipment Services, Inc.(a)
12/15/2028	3.875%	530,000	485,337
Herc Holdings, Inc.(a)
07/15/2027	5.500%	343,000	338,091
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	319,000	325,925
03/15/2031	7.750%	176,000	184,044
Total			1,333,397
Consumer Cyclical Services 0.0%
Arches Buyer, Inc.(a)
06/01/2028	4.250%	177,000	162,584
12/01/2028	6.125%	432,000	385,513
Match Group, Inc.(a)
06/01/2028	4.625%	459,000	437,340
Total			985,437
Consumer Products 0.0%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	369,000	363,252
Newell Brands, Inc.
05/15/2030	6.375%	75,000	75,260
Total			438,512
Diversified Manufacturing 0.1%
Chart Industries, Inc.(a)
01/01/2030	7.500%	234,000	243,356
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	320,000	320,393
EMRLD Borrower LP/Co-Issuer, Inc.(a)
07/15/2031	6.750%	238,000	239,271
Esab Corp.(a)
04/15/2029	6.250%	180,000	182,305
Gates Corp. (The)(a)
07/01/2029	6.875%	106,000	107,855
Madison IAQ LLC(a)
06/30/2029	5.875%	509,000	480,415
Resideo Funding, Inc.(a)
09/01/2029	4.000%	383,000	346,823
07/15/2032	6.500%	235,000	235,218
Vertical Holdco GmbH(a)
07/15/2028	7.625%	284,000	283,661
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	237,000	240,959
03/15/2029	6.375%	331,000	334,889
03/15/2032	6.625%	425,000	431,125
Total			3,446,270
Electric 1.0%
AEP Texas, Inc.
01/15/2050	3.450%	5,325,000	3,582,571
Alpha Generation LLC(a)
10/15/2032	6.750%	133,000	131,495
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
California Buyer Ltd./Atlantica Sustainable Infrastructure PLC(a)
02/15/2032	6.375%	206,000	204,870
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	447,000	427,403
02/15/2031	3.750%	583,000	507,355
01/15/2032	3.750%	397,000	338,703
DTE Energy Co.
07/01/2027	4.950%	5,345,000	5,365,737
Edison International
11/15/2028	5.250%	5,951,000	5,961,345
FirstEnergy Corp.
03/01/2050	3.400%	1,926,000	1,305,105
Lightning Power LLC(a)
08/15/2032	7.250%	83,000	85,427
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	181,000	172,500
01/15/2029	7.250%	406,000	415,517
NRG Energy, Inc.(a)
02/15/2029	3.375%	322,000	292,032
02/15/2031	3.625%	791,000	690,933
02/01/2033	6.000%	114,000	110,742
Pacific Gas and Electric Co.
07/01/2050	4.950%	6,250,000	5,423,041
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	291,000	279,583
01/15/2030	4.750%	650,000	601,822
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	222,000	221,339
05/01/2029	4.375%	916,000	862,459
10/15/2031	7.750%	409,000	428,444
Total			27,408,423
Environmental 0.0%
GFL Environmental, Inc.(a)
01/15/2031	6.750%	393,000	403,918
Waste Pro USA, Inc.(a)
02/15/2026	5.500%	907,000	905,898
Total			1,309,816
Finance Companies 0.1%
GGAM Finance Ltd.(a)
04/15/2029	6.875%	344,000	349,527
03/15/2030	5.875%	326,000	320,539
Navient Corp.
03/15/2029	5.500%	92,000	86,769
03/15/2031	11.500%	413,000	462,013
08/01/2033	5.625%	216,000	186,828
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OneMain Finance Corp.
01/15/2027	3.500%	411,000	391,265
05/15/2029	6.625%	404,000	408,944
05/15/2031	7.500%	414,000	425,365
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	433,000	444,087
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2033	4.000%	812,000	675,988
United Wholesale Mortgage LLC(a)
06/15/2027	5.750%	155,000	153,093
UWM Holdings LLC(a)
02/01/2030	6.625%	162,000	160,973
Total			4,065,391
Food and Beverage 0.7%
Bacardi Ltd.(a)
05/15/2028	4.700%	1,513,000	1,492,558
05/15/2048	5.300%	12,645,000	11,321,946
Chobani Holdco II LLC(a),(d)
10/01/2029	8.750%	156,000	164,991
Constellation Brands, Inc.
08/01/2029	3.150%	2,223,000	2,047,729
FAGE International SA/USA Dairy Industry, Inc.(a)
08/15/2026	5.625%	226,000	223,750
General Mills, Inc.
01/30/2027	4.700%	2,685,000	2,684,100
Performance Food Group, Inc.(a)
09/15/2032	6.125%	107,000	106,940
Post Holdings, Inc.(a)
09/15/2031	4.500%	382,000	342,197
02/15/2032	6.250%	169,000	167,830
10/15/2034	6.250%	198,000	193,417
Primo Water Holdings, Inc.(a)
04/30/2029	4.375%	186,000	173,024
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	727,000	672,150
Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	249,000	247,061
US Foods, Inc.(a)
01/15/2032	7.250%	162,000	167,149
Total			20,004,842
Gaming 0.1%
Boyd Gaming Corp.(a)
06/15/2031	4.750%	197,000	181,866
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	176,000	164,883
02/15/2030	7.000%	413,000	420,569
02/15/2032	6.500%	420,000	422,041
10/15/2032	6.000%	180,000	173,537
Colt Merger Sub, Inc.(a)
07/01/2027	8.125%	150,000	151,517
MGM Resorts International
09/15/2029	6.125%	147,000	146,619
Midwest Gaming Borrower LLC(a)
05/01/2029	4.875%	438,000	413,020
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	554,000	530,939
Scientific Games International, Inc.(a)
11/15/2029	7.250%	252,000	257,580
Wynn Resorts Finance LLC/Capital Corp.(a)
03/15/2033	6.250%	202,000	198,115
Total			3,060,686
Health Care 1.5%
Acadia Healthcare Co., Inc.(a)
04/15/2029	5.000%	611,000	570,508
Avantor Funding, Inc.(a)
11/01/2029	3.875%	471,000	430,618
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	331,000	344,272
CHS/Community Health Systems, Inc.(a)
03/15/2027	5.625%	305,000	292,479
04/15/2029	6.875%	352,000	265,320
05/15/2030	5.250%	674,000	554,085
02/15/2031	4.750%	355,000	275,776
01/15/2032	10.875%	307,000	316,737
Cigna Corp.
03/15/2050	3.400%	1,493,000	981,073
Concentra Escrow Issuer Corp.(a)
07/15/2032	6.875%	158,000	161,565
CVS Health Corp.
03/25/2038	4.780%	9,690,000	8,375,681
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	11,940,000	12,237,798
HCA, Inc.
09/01/2030	3.500%	15,861,000	14,401,533
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	332,000	335,379
Mozart Debt Merger Sub, Inc.(a)
04/01/2029	3.875%	279,000	258,454
10/01/2029	5.250%	627,000	603,647
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Select Medical Corp.(a)
12/01/2032	6.250%	191,000	183,873
Star Parent, Inc.(a)
10/01/2030	9.000%	555,000	576,488
Surgery Center Holdings, Inc.(a)
04/15/2032	7.250%	279,000	284,635
Tenet Healthcare Corp.
06/15/2028	4.625%	507,000	485,599
10/01/2028	6.125%	344,000	343,560
01/15/2030	4.375%	457,000	424,299
05/15/2031	6.750%	205,000	207,115
Total			42,910,494
Healthcare Insurance 1.8%
Centene Corp.
02/15/2030	3.375%	835,000	743,865
10/15/2030	3.000%	27,794,000	23,981,521
03/01/2031	2.500%	5,714,000	4,717,622
08/01/2031	2.625%	4,954,000	4,078,772
UnitedHealth Group, Inc.
04/15/2034	5.000%	17,166,000	16,745,235
Total			50,267,015
Independent Energy 0.4%
Baytex Energy Corp.(a)
04/30/2030	8.500%	327,000	334,890
03/15/2032	7.375%	336,000	327,488
Civitas Resources, Inc.(a)
11/01/2030	8.625%	212,000	222,114
07/01/2031	8.750%	352,000	366,994
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	573,000	562,323
Comstock Resources, Inc.(a)
01/15/2030	5.875%	451,000	421,542
CrownRock LP/Finance, Inc.(a)
05/01/2029	5.000%	260,000	263,558
Hilcorp Energy I LP/Finance Co.(a)
02/01/2029	5.750%	435,000	415,010
04/15/2032	6.250%	231,000	212,669
11/01/2033	8.375%	317,000	323,669
02/15/2035	7.250%	361,000	339,754
Matador Resources Co.(a)
04/15/2028	6.875%	213,000	215,908
04/15/2032	6.500%	438,000	432,518
04/15/2033	6.250%	128,000	124,427
Occidental Petroleum Corp.
08/01/2027	5.000%	2,054,000	2,056,840
10/01/2054	6.050%	2,492,000	2,346,559
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Permian Resources Operating LLC(a)
01/15/2032	7.000%	818,000	831,634
02/01/2033	6.250%	129,000	127,370
SM Energy Co.(a)
08/01/2029	6.750%	127,000	125,734
08/01/2032	7.000%	395,000	388,949
Total			10,439,950
Integrated Energy 0.7%
BP Capital Markets America, Inc.
11/17/2027	5.017%	10,150,000	10,257,539
11/17/2034	5.227%	9,940,000	9,786,458
Total			20,043,997
Leisure 0.2%
Boyne USA, Inc.(a)
05/15/2029	4.750%	113,000	107,094
Carnival Corp.(a)
03/01/2026	7.625%	335,000	335,582
08/01/2028	4.000%	472,000	447,180
08/15/2029	7.000%	95,000	98,921
Carnival Holdings Bermuda Ltd.(a)
05/01/2028	10.375%	236,000	251,408
Cinemark USA, Inc.(a)
07/15/2028	5.250%	174,000	169,585
Live Nation Entertainment, Inc.(a)
03/15/2026	5.625%	165,000	164,476
Royal Caribbean Cruises Ltd.(a)
08/31/2026	5.500%	432,000	431,606
07/15/2027	5.375%	169,000	167,939
09/30/2031	5.625%	199,000	195,703
03/15/2032	6.250%	149,000	150,924
02/01/2033	6.000%	251,000	250,430
Six Flags Entertainment Corp.(a)
05/15/2031	7.250%	492,000	502,405
Six Flags Entertainment Corp./Theme Parks, Inc.(a)
05/01/2032	6.625%	423,000	428,511
Vail Resorts, Inc.(a)
05/15/2032	6.500%	246,000	248,655
Viking Cruises Ltd.(a)
02/15/2029	7.000%	530,000	531,897
Total			4,482,316
Life Insurance 0.3%
Met Tower Global Funding(a)
04/12/2029	5.250%	4,100,000	4,151,775
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	4,984,000	4,973,831
Total			9,125,606
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.0%
Hilton Domestic Operating Co., Inc.(a)
03/15/2033	5.875%	110,000	108,143
Hilton Grand Vacations Borrower Escrow LLC(a)
07/01/2031	4.875%	123,000	109,989
01/15/2032	6.625%	354,000	355,147
Total			573,279
Media and Entertainment 0.4%
Clear Channel Outdoor Holdings, Inc.(a)
04/15/2028	7.750%	292,000	263,327
09/15/2028	9.000%	215,000	225,108
06/01/2029	7.500%	426,000	372,885
04/01/2030	7.875%	391,000	402,328
Clear Channel Worldwide Holdings, Inc.(a)
08/15/2027	5.125%	252,000	242,641
iHeartCommunications, Inc.(a)
05/01/2029	9.125%	409,782	356,510
05/01/2030	10.875%	295,124	226,393
McGraw-Hill Education, Inc.(a)
09/01/2031	7.375%	170,000	174,042
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	416,000	405,117
01/15/2029	4.250%	245,000	227,973
03/15/2030	4.625%	347,000	320,385
02/15/2031	7.375%	91,000	95,101
Roblox Corp.(a)
05/01/2030	3.875%	558,000	502,926
Univision Communications, Inc.(a)
08/15/2028	8.000%	300,000	305,484
Warnermedia Holdings, Inc.
03/15/2062	5.391%	11,120,000	8,184,349
Total			12,304,569
Metals and Mining 0.1%
Alcoa Nederland Holding BV(a)
03/15/2031	7.125%	151,000	156,050
Allegheny Technologies, Inc.
10/01/2031	5.125%	348,000	327,131
Cleveland-Cliffs, Inc.(a)
11/01/2029	6.875%	85,000	84,059
Constellium SE(a)
06/15/2028	5.625%	623,000	608,499
04/15/2029	3.750%	228,000	206,386
08/15/2032	6.375%	215,000	208,764
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	350,000	345,081
04/01/2029	6.125%	428,000	429,018
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kaiser Aluminum Corp.(a)
06/01/2031	4.500%	351,000	309,679
Novelis Corp.(a)
01/30/2030	4.750%	453,000	420,012
08/15/2031	3.875%	279,000	240,495
Total			3,335,174
Midstream 0.8%
Antero Midstream Partners LP/Finance Corp.(a)
02/01/2032	6.625%	280,000	282,162
CNX Midstream Partners LP(a)
04/15/2030	4.750%	537,000	490,359
Delek Logistics Partners LP/Finance Corp.(a)
03/15/2029	8.625%	551,000	569,870
DT Midstream, Inc.(a)
06/15/2029	4.125%	519,000	485,611
Enbridge, Inc.
04/05/2027	5.250%	4,744,000	4,799,800
EQM Midstream Partners LP(a)
04/01/2029	6.375%	187,000	187,660
01/15/2031	4.750%	634,000	596,393
Galaxy Pipeline Assets Bidco Ltd.(a)
09/30/2040	3.250%	9,375,000	7,064,610
Greensaif Pipelines Bidco Sarl(a)
02/23/2038	6.129%	4,961,000	4,978,542
NuStar Logistics LP
06/01/2026	6.000%	345,000	345,217
Sunoco LP(a)
05/01/2029	7.000%	251,000	257,577
05/01/2032	7.250%	250,000	258,240
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	629,000	624,642
Venture Global Calcasieu Pass LLC(a)
08/15/2031	4.125%	664,000	595,789
11/01/2033	3.875%	1,006,000	865,043
Venture Global LNG, Inc.(a),(e),(f)
	9.000%	272,000	284,448
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	225,000	234,041
01/15/2030	7.000%	146,000	148,230
06/01/2031	8.375%	334,000	348,300
02/01/2032	9.875%	177,000	194,493
Total			23,611,027
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
09/01/2032	6.625%	131,000	131,078
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nabors Industries, Inc.(a)
01/31/2030	9.125%	502,000	510,116
08/15/2031	8.875%	423,000	392,831
Noble Finance II LLC(a)
04/15/2030	8.000%	155,000	156,509
Transocean Aquila Ltd.(a)
09/30/2028	8.000%	421,169	430,945
Transocean Titan Financing Ltd.(a)
02/01/2028	8.375%	446,000	454,968
Transocean, Inc.(a)
05/15/2029	8.250%	122,000	119,718
05/15/2031	8.500%	275,000	269,673
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	435,000	442,496
Total			2,908,334
Other Industry 0.0%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	170,000	162,039
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	153,000	154,775
Total			316,814
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP(a)
07/15/2031	7.000%	172,000	176,696
Ladder Capital Finance Holdings LLLP/Corp.(a)
10/01/2025	5.250%	195,000	194,738
02/01/2027	4.250%	254,000	244,938
06/15/2029	4.750%	744,000	701,995
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	213,000	208,549
05/15/2029	4.875%	206,000	193,757
02/01/2030	7.000%	146,000	148,099
RHP Hotel Properties LP/Finance Corp.(a)
04/01/2032	6.500%	263,000	264,231
Service Properties Trust(a)
11/15/2031	8.625%	272,000	283,439
Total			2,416,442
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2029	4.000%	1,023,000	878,954
Canpack SA/US LLC(a)
11/15/2029	3.875%	482,000	435,272
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2030	8.750%	272,000	275,605
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2026	5.500%	346,000	341,249
08/15/2027	8.500%	169,000	168,653
Total			2,099,733
Paper 0.0%
Glatfelter Corp.(a)
11/15/2031	7.250%	163,000	159,434
Pharmaceuticals 3.0%
1375209 BC Ltd.(a)
01/30/2028	9.000%	207,000	206,521
AbbVie, Inc.
03/15/2029	4.800%	40,446,000	40,414,905
11/21/2029	3.200%	11,168,000	10,368,946
Amgen, Inc.
03/02/2063	5.750%	4,068,000	3,902,311
Bristol-Myers Squibb Co.
02/22/2064	5.650%	5,000,000	4,817,294
Gilead Sciences, Inc.
03/01/2026	3.650%	24,363,000	24,089,309
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	782,000	718,968
Jazz Securities DAC(a)
01/15/2029	4.375%	258,000	243,166
Organon Finance 1 LLC(a)
04/30/2028	4.125%	277,000	260,316
04/30/2031	5.125%	274,000	246,378
Total			85,268,114
Property & Casualty 0.2%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	6.750%	481,000	477,022
04/15/2028	6.750%	538,000	538,467
11/01/2029	5.875%	275,000	263,910
01/15/2031	7.000%	313,000	314,197
10/01/2031	6.500%	120,000	118,834
10/01/2032	7.375%	290,000	292,527
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	43,000	44,335
AssuredPartners, Inc.(a)
01/15/2029	5.625%	427,000	431,593
02/15/2032	7.500%	93,000	100,240
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	258,000	249,568
HUB International Ltd.(a)
12/01/2029	5.625%	366,000	355,591
HUB International, Ltd.(a)
06/15/2030	7.250%	390,000	399,888
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Panther Escrow Issuer LLC(a)
06/01/2031	7.125%	569,000	574,592
Ryan Specialty LLC(a)
08/01/2032	5.875%	191,000	189,016
USI, Inc.(a)
01/15/2032	7.500%	263,000	271,962
Total			4,621,742
Railroads 0.3%
Genesee & Wyoming, Inc.(a)
04/15/2032	6.250%	414,000	416,173
Norfolk Southern Corp.
06/15/2026	2.900%	8,164,000	7,975,232
Watco Cos LLC/Finance Corp.(a)
08/01/2032	7.125%	351,000	362,072
Total			8,753,477
Restaurants 0.0%
1011778 BC ULC/New Red Finance, Inc.(a)
09/15/2029	5.625%	173,000	170,289
Fertitta Entertainment LLC/Finance Co., Inc.(a)
01/15/2030	6.750%	379,000	349,449
Total			519,738
Retailers 0.4%
Belron UK Finance PLC(a)
10/15/2029	5.750%	106,000	106,357
Group 1 Automotive, Inc.(a)
01/15/2030	6.375%	66,000	66,262
Hanesbrands, Inc.(a)
02/15/2031	9.000%	152,000	162,060
L Brands, Inc.(a)
10/01/2030	6.625%	571,000	575,428
LCM Investments Holdings II LLC(a)
08/01/2031	8.250%	215,000	222,826
Lowe’s Companies, Inc.
04/01/2062	4.450%	10,134,000	7,835,947
PetSmart, Inc./Finance Corp.(a)
02/15/2028	4.750%	367,000	346,223
02/15/2029	7.750%	166,000	160,419
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	588,000	515,608
Total			9,991,130
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
03/15/2026	3.250%	360,000	351,053
02/15/2030	4.875%	180,000	171,465
Total			522,518
Technology 1.0%
Amentum Escrow Corp.(a)
08/01/2032	7.250%	213,000	214,825
Block, Inc.(a)
05/15/2032	6.500%	422,000	426,329
Broadcom, Inc.(a)
11/15/2036	3.187%	8,668,000	6,981,288
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	213,000	216,029
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	87,000	86,085
Clarivate Science Holdings Corp.(a)
07/01/2028	3.875%	364,000	338,958
07/01/2029	4.875%	536,000	499,749
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	872,000	885,635
06/30/2032	8.250%	617,000	636,161
Condor Merger Sub, Inc.(a)
02/15/2030	7.375%	416,000	404,904
Entegris Escrow Corp.(a)
06/15/2030	5.950%	609,000	602,948
GTCR W-2 Merger Sub LLC(a)
01/15/2031	7.500%	385,000	403,328
Helios Software Holdings, Inc.(a)
05/01/2028	4.625%	356,000	326,079
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%	467,000	478,346
Intel Corp.
03/25/2050	4.750%	4,170,000	3,224,659
ION Trading Technologies Sarl(a)
05/15/2028	5.750%	280,000	264,861
05/30/2029	9.500%	518,000	542,733
Iron Mountain, Inc.(a)
01/15/2033	6.250%	106,000	105,741
Minerva Merger Sub, Inc.(a)
02/15/2030	6.500%	809,000	769,243
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	550,000	594,997
NCR Corp.(a)
10/01/2028	5.000%	464,000	445,961
04/15/2029	5.125%	133,000	127,271
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	616,000	573,376
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	2,090,000	1,922,224
01/15/2033	5.000%	4,258,000	4,140,936
Picard Midco, Inc.(a)
03/31/2029	6.500%	587,000	576,085
Shift4 Payments LLC/Finance Sub, Inc.(a)
11/01/2026	4.625%	266,000	261,510
08/15/2032	6.750%	120,000	122,087
SS&C Technologies, Inc.(a)
06/01/2032	6.500%	233,000	235,069
UKG, Inc.(a)
02/01/2031	6.875%	477,000	484,027
Zebra Technologies Corp.(a)
06/01/2032	6.500%	279,000	282,825
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	837,000	758,792
Total			27,933,061
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
01/15/2030	8.250%	135,000	139,261
02/15/2031	8.000%	456,000	466,625
ERAC USA Finance LLC(a)
11/01/2025	3.800%	916,000	909,610
05/01/2028	4.600%	9,524,000	9,454,740
Total			10,970,236
Wireless 0.6%
Altice France Holding SA(a)
02/15/2028	6.000%	561,000	146,373
Altice France SA(a)
07/15/2029	5.125%	595,000	446,234
10/15/2029	5.500%	522,000	397,415
T-Mobile US, Inc.
02/15/2031	2.875%	15,454,000	13,553,490
Vmed O2 UK Financing I PLC(a)
01/31/2031	4.250%	428,000	362,321
07/15/2031	4.750%	528,000	453,402
04/15/2032	7.750%	173,000	174,409
Total			15,533,644
Wirelines 0.1%
Frontier Communications Holdings LLC(a)
05/15/2030	8.750%	499,000	527,323
03/15/2031	8.625%	389,000	413,662
Iliad Holding SAS(a)
10/15/2028	7.000%	596,000	605,265
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Iliad Holding SASU(a)
04/15/2031	8.500%	205,000	217,681
04/15/2032	7.000%	140,000	140,919
Optics Bidco SpA(a)
07/18/2036	7.200%	35,000	35,860
06/04/2038	7.721%	119,000	125,693
Windstream Escrow LLC/Finance Corp.(a)
10/01/2031	8.250%	274,000	282,955
Total			2,349,358
Total Corporate Bonds & Notes (Cost $631,179,415)			616,696,858

Foreign Government Obligations(g) 1.6%

Canada 0.0%
NOVA Chemicals Corp.(a)
11/15/2028	8.500%	161,000	170,466
05/15/2029	4.250%	344,000	311,001
02/15/2030	9.000%	342,000	360,762
12/01/2031	7.000%	101,000	100,666
Total			942,895
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%	1,500,000	1,525,635
Colombia 0.3%
Colombia Government International Bond
04/22/2032	3.250%	4,160,000	3,187,782
05/15/2049	5.200%	9,733,000	6,538,753
Total			9,726,535
Dominican Republic 0.1%
Dominican Republic International Bond(a)
01/25/2027	5.950%	1,630,000	1,620,967
Egypt 0.1%
Egypt Government International Bond(a)
01/31/2047	8.500%	2,105,000	1,631,496
India 0.1%
Export-Import Bank of India(a)
01/15/2030	3.250%	2,000,000	1,824,823
Ivory Coast 0.0%
Ivory Coast Government International Bond(a)
06/15/2033	6.125%	782,000	695,989
Mexico 0.2%
Mexico Government International Bond
05/07/2036	6.000%	3,376,000	3,175,948
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Petroleos Mexicanos
09/21/2047	6.750%	5,000,000	3,425,143
Total			6,601,091
Paraguay 0.1%
Paraguay Government International Bond(a)
08/11/2044	6.100%	2,060,000	1,941,033
Russian Federation 0.1%
Gazprom OAO Via Gaz Capital SA(a)
02/06/2028	4.950%	2,740,000	1,690,947
Saudi Arabia 0.2%
Gaci First Investment Co.(a)
10/13/2032	5.250%	7,000,000	6,913,652
Senegal 0.0%
Senegal Government International Bond(a)
05/23/2033	6.250%	783,000	624,484
South Africa 0.1%
Republic of South Africa Government International Bond
09/30/2049	5.750%	4,495,000	3,367,099
United Arab Emirates 0.2%
DP World Ltd.(a)
09/25/2048	5.625%	2,982,000	2,817,718
DP World PLC(a)
07/02/2037	6.850%	3,290,000	3,572,364
Total			6,390,082
Total Foreign Government Obligations (Cost $56,766,690)			45,496,728

Residential Mortgage-Backed Securities - Agency(h) 42.1%

Fannie Mae REMICS(b),(i)
CMO Series 2022-27 Class SJ
-1.0 x 30-day Average SOFR + 6.100% Cap 6.100% 06/25/2052	1.531%	31,061,981	2,735,588
CMO Series 2023-46 Class SC
30-day Average SOFR + 5.886% Cap 6.000% 06/25/2050	1.317%	39,917,766	3,909,087
CMO Series 2023-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 02/25/2050	1.317%	46,282,730	5,172,924
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2023-65 Class S
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 03/25/2050	1.317%	20,162,625	2,028,788
Federal Home Loan Mortgage Corp.(j)
08/01/2045	3.500%	10,976,873	10,011,477
10/01/2045	4.000%	2,219,269	2,052,904
Federal Home Loan Mortgage Corp.
10/01/2045	4.000%	2,368,949	2,189,602
12/01/2051- 03/01/2052	2.500%	37,209,153	30,645,280
02/01/2052- 05/01/2052	3.000%	44,973,807	38,461,339
09/01/2052- 10/01/2053	5.000%	44,978,746	44,093,744
02/01/2053	4.500%	22,003,602	20,836,593
12/01/2053	5.500%	22,964,023	22,872,817
12/01/2053	6.000%	24,027,579	24,448,765
Federal Home Loan Mortgage Corp.(b),(i)
CMO Series 3922 Class SH
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 09/15/2041	1.188%	238,230	17,657
CMO Series 4097 Class ST
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/15/2042	1.338%	801,701	86,958
CMO Series 4620 Class AS
-1.0 x 30-day Average SOFR + 0.554% 11/15/2042	1.452%	771,922	69,016
CMO Series 4831 Class SD
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 10/15/2048	1.488%	6,503,718	756,976
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	1.367%	19,421,358	1,963,113
CMO Series 4979 Class KS
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2048	1.367%	9,305,734	1,045,718
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 2012-278 Class S1
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 09/15/2042	1.338%	1,558,345	137,710
CMO STRIPS Series 309 Class S4
-1.0 x 30-day Average SOFR + 5.856% Cap 5.970% 08/15/2043	1.258%	806,215	73,922
Federal Home Loan Mortgage Corp.(i)
CMO Series 4176 Class BI
03/15/2043	3.500%	734,794	90,456
Federal Home Loan Mortgage Corp. REMICS(b),(i)
CMO Series 4937 Class YS
-1.0 x 30-day Average SOFR + 6.336% Cap 6.450% 11/15/2041	1.738%	20,275,547	2,226,604
CMO Series 5345 Class SE
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 01/15/2048	1.288%	28,928,968	2,760,197
CMO Series 5386 Class SB
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 12/15/2041	1.288%	18,897,115	1,670,548
Federal National Mortgage Association
02/01/2027- 05/01/2052	3.000%	120,964,822	104,478,188
08/01/2040	4.500%	1,095,095	1,049,365
08/01/2043- 09/01/2052	3.500%	132,703,602	118,733,527
05/01/2048- 08/01/2052	4.000%	92,465,835	85,740,114
09/01/2053	5.000%	15,244,599	14,874,951
10/01/2053	5.500%	22,969,329	22,878,102
CMO Series 2017-72 Class B
09/25/2047	3.000%	9,497,870	8,550,282
Federal National Mortgage Association(j)
05/01/2044- 02/01/2048	4.000%	11,435,312	10,691,012
06/01/2044	4.500%	3,591,114	3,481,652
10/01/2051	2.500%	19,541,804	15,983,506
Federal National Mortgage Association(i)
CMO Series 2012-131 Class MI
01/25/2040	3.500%	226,203	3,466
CMO Series 2021-3 Class TI
02/25/2051	2.500%	51,906,216	8,720,115
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(b),(i)
CMO Series 2013-101 Class CS
-1.0 x 30-day Average SOFR + 5.786% Cap 5.900% 10/25/2043	1.217%	1,526,742	140,066
CMO Series 2014-93 Class ES
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2045	1.467%	2,016,935	210,727
CMO Series 2016-31 Class VS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 06/25/2046	1.317%	1,103,737	110,498
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.317%	7,372,820	731,232
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	1.317%	16,938,346	1,711,217
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	1.467%	7,996,933	882,353
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	1.417%	7,475,505	736,221
CMO Series 2017-54 Class NS
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.467%	6,757,922	799,654
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	1.467%	13,292,148	1,459,461
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.517%	8,544,026	965,526
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-67 MS Class MS
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	1.517%	6,842,303	820,922
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	1.467%	12,210,964	1,283,637
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	1.367%	25,909,595	2,663,276
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	1.367%	19,613,961	1,925,316
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	1.367%	14,940,404	1,635,460
Federal National Mortgage Association REMICS(b),(i)
CMO Series 2019-25 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 06/25/2049	1.367%	23,577,517	2,314,680
Freddie Mac REMICS(i)
CMO Series 5152 Class XI
11/25/2050	2.500%	53,756,993	6,148,273
CMO Series 5287 Class NI
05/25/2051	3.500%	25,878,304	5,453,726
Freddie Mac REMICS(b),(i)
CMO Series 5326 Class SE
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 08/25/2053	1.381%	22,384,594	1,499,477
CMO Series 5362 Class S
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 05/15/2049	1.338%	25,581,085	2,469,966
Government National Mortgage Association(j)
04/20/2048	4.500%	6,705,349	6,431,687
Government National Mortgage Association
08/20/2053	6.000%	11,117,615	11,441,007
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-30 Class TQ
02/20/2064	5.000%	21,804,841	21,634,547
Government National Mortgage Association(i)
CMO Series 2014-184 Class CI
11/16/2041	3.500%	2,563,931	271,503
CMO Series 2020-175 Class KI
11/20/2050	2.500%	49,260,664	7,047,635
CMO Series 2020-191 Class UG
12/20/2050	3.500%	28,358,615	4,883,328
CMO Series 2021-119 Class QI
07/20/2051	3.000%	28,661,395	4,494,554
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	36,106,532	6,230,619
CMO Series 2021-16 Class KI
01/20/2051	2.500%	34,366,025	4,856,407
CMO Series 2021-179 Class IB
09/20/2051	3.000%	34,772,382	5,535,318
Government National Mortgage Association(b),(i)
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.715%	8,929,184	911,703
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	1.715%	10,891,338	1,277,319
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	1.715%	4,610,980	500,873
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	1.665%	6,546,842	768,661
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.715%	6,157,260	672,715
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	1.715%	7,770,505	868,105
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	1.765%	10,293,630	982,209
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	1.715%	8,262,625	877,992
CMO Series 2018-139 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 10/20/2048	1.665%	5,623,138	601,821
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	1.715%	15,747,312	1,871,721
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	1.665%	13,243,319	1,446,650
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	1.715%	7,947,528	834,924
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.715%	8,248,439	874,618
CMO Series 2018-97 Class SM
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	1.715%	8,326,368	720,658
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	1.515%	12,874,740	1,354,540
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	1.665%	9,263,455	969,788
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	1.665%	9,609,090	1,058,207
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	1.565%	9,693,892	1,050,866
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.665%	8,802,725	971,833
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	1.665%	12,662,521	1,536,606
CMO Series 2019-99 Class SJ
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.565%	26,399,072	2,866,448
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	1.815%	15,820,972	2,075,085
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	1.565%	6,762,121	740,524
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	1.565%	25,752,021	2,633,106
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	1.665%	9,667,067	1,056,782
CMO Series 2022-18 Class SL
-1.0 x 30-day Average SOFR + 6.300% Cap 6.300% 01/20/2052	1.695%	27,322,521	3,732,806
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-190 Class ES
-1.0 x 1-month Term SOFR + 6.050% Cap 6.050% 10/20/2049	1.565%	24,581,848	2,344,973
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	1.615%	40,401,823	4,399,977
CMO Series 2022-63 Class GS
-1.0 x 30-day Average SOFR + 5.500% Cap 5.500% 04/20/2052	0.895%	24,478,900	2,368,248
CMO Series 2022-81 Class SK
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	1.715%	22,439,414	2,322,688
CMO Series 2023-101 Class SE
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 07/20/2053	1.395%	31,244,861	1,576,141
CMO Series 2023-132 Class SB
-1.0 x 30-day Average SOFR + 6.500% Cap 6.500% 09/20/2053	1.895%	54,223,568	3,907,133
CMO Series 2023-141 Class SN
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 04/20/2049	1.565%	38,577,103	4,343,924
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	1.565%	39,006,762	4,248,082
CMO Series 2023-66 Class AS
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 09/20/2049	1.615%	35,072,059	3,861,679
CMO Series 2024-125 Class SW
30-day Average SOFR + 6.050% Cap 6.050% 08/20/2054	1.445%	41,374,849	3,655,617
Residential Mortgage-Backed Securities - Agency(h) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2024-30 Class XH
-1.0 x 30-day Average SOFR + 5.850% Cap 5.850% 02/20/2054	1.245%	37,702,991	3,020,289
CMO Series 2024-51 Class SA
-1.0 x 30-day Average SOFR + 6.000% Cap 6.000% 03/20/2054	1.395%	32,815,383	2,805,745
CMO Series 2024-59 Class JS
30-day Average SOFR + 7.150% Cap 7.150% 04/20/2054	2.545%	51,307,683	6,793,537
CMO Series 2024-59 Class SW
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	0.845%	32,273,113	1,311,718
CMO Series 2024-64 Class KS
-1.0 x 30-day Average SOFR + 5.450% Cap 5.450% 04/20/2054	0.845%	69,135,234	4,923,258
CMO Series 2024-79 Class SC
-1.0 x 30-day Average SOFR + 5.350% Cap 5.350% 05/20/2054	0.745%	65,096,354	3,394,410
CMO Series 2024-92 Class DS
-1.0 x 30-day Average SOFR + 5.950% Cap 5.950% 05/20/2054	1.345%	26,247,774	1,915,282
Government National Mortgage Association TBA(k)
01/21/2055	4.500%	14,000,000	13,232,188
01/21/2055	5.000%	72,000,000	69,842,812
Uniform Mortgage-Backed Security TBA(k)
01/16/2040	3.000%	66,000,000	61,401,420
01/16/2040	3.500%	8,000,000	7,560,537
01/14/2055	4.000%	58,000,000	53,033,944
01/14/2055	4.500%	95,000,000	89,344,871
01/14/2055	5.500%	34,250,000	33,796,137
01/14/2055	6.000%	43,000,000	43,198,203
Total Residential Mortgage-Backed Securities - Agency (Cost $1,263,767,367)			1,184,189,729

Residential Mortgage-Backed Securities - Non-Agency 15.2%

A&D Mortgage Trust(a),(e)
CMO Series 2024-NQM1 Class A1
02/25/2069	6.195%	5,504,699	5,531,233
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AlphaFlow Transitional Mortgage Trust(a)
CMO Series 2021-WL1 Class A1
01/25/2026	3.280%	964,618	909,822
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-R1 Class M1
04/25/2053	2.621%	3,918,000	3,512,891
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	2,345,870	2,335,596
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	1,501,148	1,447,290
Bunker Hill Loan Depositary Trust(a),(e)
CMO Series 2019-3 Class A3
11/25/2059	3.135%	1,172,291	1,155,181
BVRT Financing Trust(a),(b),(l)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	8,806,909	8,806,909
CAFL Issuer LLC(a),(e)
CMO Series 2021-RTL1 Class A1
03/28/2029	2.239%	3,130,262	3,104,263
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-2 Class A1
03/25/2067	3.757%	11,474,935	10,966,807
CMO Series 2022-5 Class A1
01/25/2058	6.000%	7,469,123	7,440,372
CHNGE Mortgage Trust(a),(e)
CMO Series 2023-3 Class A1
07/25/2058	7.100%	10,819,951	10,953,874
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B3
01/25/2053	4.250%	1,640,775	1,581,553
Subordinated CMO Series 2014-C Class B1
02/25/2054	4.250%	1,014,672	1,004,983
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	1,837,640	1,812,201
CMO Series 2021-3 Class A1
09/27/2066	0.956%	9,302,032	7,622,656
CMO Series 2021-3 Class A2
09/27/2066	1.162%	3,849,117	3,174,121
CMO Series 2021-5 Class A3
11/26/2066	2.807%	8,381,000	6,122,094
COLT Mortgage Loan Trust(a),(e)
CMO Series 2024-7 Class A1
12/26/2069	5.538%	7,200,000	7,190,296
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cross Mortgage Trust(a),(c)
CMO Series 2024-H7 Class A1
11/25/2069	5.585%	10,846,616	10,848,051
CSMC Trust(a),(c)
CMO Series 2022-NQM5 Class M1
05/25/2067	5.169%	6,477,700	5,741,335
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-4 Class A3
11/25/2066	2.239%	5,456,398	4,715,801
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2019-2 Class M1
11/25/2059	3.469%	5,761,000	5,108,314
FIGRE Trust(a),(c)
CMO Series 2023-HE3 Class B
01/25/2042	6.971%	3,260,461	3,250,894
Figure Line of Credit Trust(a),(c)
CMO Series 2020-1 Class A
09/25/2049	4.040%	1,335,762	1,268,975
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	6.219%	3,092,884	3,115,456
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	6.419%	8,250,000	8,364,943
Subordinated CMO Series 2021-DNA1 Class B2
30-day Average SOFR + 4.750% 01/25/2051	9.319%	10,256,000	11,183,974
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.719%	4,672,727	4,725,291
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	2.469%	5,876,992	5,542,779
GCAT Trust(a),(c)
CMO Series 2019-NQM3 Class A3
11/25/2059	4.043%	2,465,144	2,379,848
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	4,202,136	3,902,627
CMO Series 2021-NQM6 Class A2
08/25/2066	2.710%	5,000,000	3,864,071
CMO Series 2021-NQM6 Class A3
08/25/2066	2.810%	8,003,000	5,885,324
HTAP Issuer Trust(a)
CMO Series 2024-2 Class A
04/25/2042	6.500%	7,263,077	7,072,144
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	3,782,751	3,213,379
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-SL2 Class A
10/25/2068	4.875%	10,365,768	10,267,516
MFA Trust(a),(c)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	10,000,000	9,138,572
CMO Series 2024-RPL1 Class A2
02/25/2066	4.250%	6,200,000	4,934,883
Mill City Mortgage Loan Trust(a),(e)
CMO Series 2023-NQM1 Class A1
10/25/2067	6.050%	4,431,715	4,448,674
NRZ Excess Spread-Collateralized Notes(a)
CMO Series 2021-GNT1 Class A
11/25/2026	3.474%	4,089,604	3,854,889
Series 2020-PLS1 Class A
12/25/2025	3.844%	3,145,458	3,093,368
OBX Trust(a),(c)
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	5,301,557	4,268,221
OBX Trust(a),(e)
CMO Series 2024-NQM16 Class A1
10/25/2064	5.530%	7,504,620	7,492,253
Point Securitization Trust(a),(c)
CMO Series 2021-1 Class A1
02/25/2052	3.228%	10,016,418	9,812,898
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2021-8 Class A1
09/25/2026	4.743%	7,529,771	7,448,197
PRET LLC(a),(e)
CMO Series 2024-NPL1 Class A1
01/25/2054	7.143%	9,595,892	9,644,168
CMO Series 2024-NPL3 Class A1
04/27/2054	7.520%	9,392,489	9,445,483
CMO Series 2024-NPL4 Class A1
07/25/2054	6.996%	14,628,170	14,581,834
CMO Series 2024-NPL7 Class A1
10/25/2054	5.925%	11,402,375	11,399,505
CMO Series 2024-RN1 Class A1
03/25/2054	7.143%	12,609,918	12,680,903
Pretium Mortgage Credit Partners(a),(e)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	4,405,123	4,402,110
Pretium Mortgage Credit Partners LLC(a),(e)
CMO Series 2021-RN2 Class A1
07/25/2051	4.744%	4,822,215	4,787,885
PRKCM Trust(a),(c)
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	6,966,000	4,667,130
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PRPM LLC(a),(e)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	4,884,582	4,452,902
Radnor Re Ltd.(a),(b)
CMO Series 2024-1 Class M1A
30-day Average SOFR + 2.000% Floor 2.000% 09/25/2034	6.857%	5,152,584	5,163,353
RCO Mortgage LLC(a),(e)
CMO Series 2024-1 Class A1
01/25/2029	7.021%	7,827,020	7,848,253
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	18,186	18,083
SG Residential Mortgage Trust(a),(c)
CMO Series 2019-3 Class M1
09/25/2059	3.526%	7,700,000	7,643,216
Stanwich Mortgage Loan Co. LLC(a),(e)
CMO Series 2021-NPB1 Class A1
10/16/2026	6.235%	631,922	631,733
Starwood Mortgage Residential Trust(a)
CMO Series 2020-INV1 Class M1
11/25/2055	2.501%	2,900,000	2,556,725
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2021-3 Class A1
06/25/2056	1.127%	2,557,992	2,197,124
CMO Series 2022-2 Class A1
02/25/2067	3.151%	3,242,660	3,023,584
Toorak Mortgage Trust(a),(e)
CMO Series 2024-RRTL2 Class A1
09/25/2039	5.504%	12,375,000	12,264,598
Towd Point Mortgage Trust(a),(c)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	24,114,000	20,033,323
Unlock HEA Trust(a)
CMO Series 2023-1 Class A
10/25/2038	7.000%	7,938,390	7,863,458
Vericrest Opportunity Loan Transferee XCIX LLC(a),(e)
CMO Series 2021-NPL8 Class A1
04/25/2051	2.116%	3,628,318	3,614,828
Verus Securitization Trust(a),(c)
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	1,759,685	1,738,870
CMO Series 2021-5 Class A2
09/25/2066	1.218%	2,471,651	2,069,838
CMO Series 2021-5 Class A3
09/25/2066	1.373%	4,678,483	3,927,955
CMO Series 2021-5 Class M1
09/25/2066	2.331%	3,800,000	2,543,338
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-7 Class A3
10/25/2066	2.240%	7,712,632	6,665,754
CMO Series 2023-1 Class M1
12/25/2067	6.901%	15,257,000	15,313,007
Verus Securitization Trust(a),(e)
CMO Series 2020-1 Class A3
01/25/2060	2.724%	5,657,388	5,535,709
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	1,035,876	1,002,893
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $446,380,950)			427,332,381

Senior Loans 1.4%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
Goat Holdco LLC(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 12/10/2031	7.960%	54,416	54,389
TransDigm, Inc.(b),(n)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	6.829%	348,250	348,720
Total			403,109
Airlines 0.0%
American Airlines, Inc.(b),(n)
Term Loan
6-month Term SOFR + 2.250% 06/04/2029	6.959%	346,500	346,788
Automotive 0.0%
American Axle & Manufacturing, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 12/13/2029	7.513%	350,000	352,916
First Brands Group LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 03/30/2027	9.847%	346,726	323,974
Total			676,890
Brokerage/Asset Managers/Exchanges 0.1%
Allspring Buyer LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% 11/01/2030	7.375%	38,310	38,319
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aretec Group, Inc.(b),(n)
Tranche B3 1st Lien Term Loan
1-month Term SOFR + 3.500% 08/09/2030	7.857%	347,375	347,646
Focus Financial Partners LLC(b),(m),(n),(o)
Delayed Draw Term Loan
3-month Term SOFR + 1.625% 09/15/2031	1.625%	11,903	12,002
Focus Financial Partners LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% 09/11/2031	7.607%	110,824	111,752
HighTower Holding LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% 04/21/2028	8.071%	146,970	147,521
Jane Street Group LLC(b),(n)
Term Loan
3-month Term SOFR + 2.000% 12/15/2031	6.395%	135,000	134,417
Jefferies Finance LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% 10/21/2031	7.356%	165,051	165,568
June Purchaser LLC(b),(m),(n),(o)
Delayed Draw Term Loan
3-month Term SOFR + 0.375% 11/28/2031	1.000%	19,286	19,479
June Purchaser LLC(b),(n)
Term Loan
3-month Term SOFR + 3.250% 11/28/2031	7.579%	115,714	116,871
Osaic Holdings, Inc.(b),(m),(n)
Term Loan
1-month Term SOFR + 3.500% 08/17/2028	7.857%	160,479	160,935
PEX Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 2.750% 11/26/2031	7.079%	89,953	90,290
Russell Investments US Institutional Holdco, Inc.(b),(n)
Term Loan
3-month Term SOFR + 5.000% Floor 1.000% 05/30/2027	9.585%	260,848	248,132
VFH Parent LLC(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 06/21/2031	7.107%	120,699	120,926
Total			1,713,858
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Building Materials 0.1%
Cornerstone Building Brands, Inc.(b),(n)
Tranche C Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 05/15/2031	8.897%	56,034	53,828
Foundation Building Materials, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 01/31/2028	8.097%	346,410	340,636
Gulfside Supply, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.000% 06/17/2031	7.326%	142,906	143,370
Hunter Douglas Holding BV(b),(n)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 02/26/2029	8.021%	346,447	345,581
LBM Acquisition LLC (b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 06/06/2031	8.297%	347,356	343,921
Madison Safety & Flow LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 09/26/2031	7.607%	48,766	49,086
Quikrete Holdings, Inc.(b),(n)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.500% 04/14/2031	6.857%	346,470	346,075
Specialty Building Products Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/15/2028	8.207%	118,446	117,730
Total			1,740,227
Cable and Satellite 0.0%
Charter Communications Operating LLC(b),(n)
Tranche B5 Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.781%	67,748	67,550
UPC Financing Partnership(b),(n)
Tranche AX Term Loan
1-month Term SOFR + 2.925% 01/31/2029	7.437%	121,679	122,177
Total			189,727
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Chemicals 0.0%
A-AP Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% 09/09/2031	7.607%	54,417	54,757
Ineos Quattro Holdings UK Ltd.(b),(l),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% 04/02/2029	8.707%	347,375	349,546
Ineos US Finance LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% 02/07/2031	7.353%	349,125	351,527
Olympus Water US Holding Corp.(b),(n)
Term Loan
3-month Term SOFR + 3.000% 06/20/2031	7.337%	322,117	322,822
USALCO LLC(b),(m),(n),(o)
Term Loan
3-month Term SOFR + 0.000% Floor 0.500% 09/30/2031	6.837%	6,952	6,996
USALCO LLC(b),(n)
Term Loan
1-month Term SOFR + 4.000% Floor 0.500% 09/30/2031	8.357%	67,481	67,903
WR Grace Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 09/22/2028	7.579%	185,871	187,358
Total			1,340,909
Consumer Cyclical Services 0.1%
AlixPartners LLP(b),(n)
Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 02/04/2028	6.971%	346,400	347,412
Arches Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/06/2027	7.707%	346,392	337,829
Cast & Crew LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 12/29/2028	8.107%	146,594	141,853
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Conservice Midco LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% 05/13/2027	7.857%	346,509	348,674
Corporation Service Co.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 11/02/2029	6.857%	263,864	265,020
Ensemble RCM LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.000% 08/01/2029	7.585%	82,360	82,885
Fleet Midco I Ltd.(b),(n)
Tranche B2 Term Loan
6-month Term SOFR + 2.750% 02/21/2031	7.578%	122,501	123,114
OMNIA Partners LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 07/25/2030	7.702%	150,000	150,616
PG Polaris Bidco SARL(b),(n)
Term Loan
3-month Term SOFR + 3.000% 03/26/2031	7.329%	346,242	348,766
Prime Security Services Borrower LLC(b),(n)
Tranche B1 1st Lien Term Loan
1-month Term SOFR + 2.000% 10/13/2030	6.524%	198,627	198,937
Raven Acquisition Holdings LLC(b),(m),(n),(o)
Term Loan
3-month Term SOFR + 0.000% 11/19/2031	6.837%	5,877	5,887
Raven Acquisition Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% 11/19/2031	7.607%	82,277	82,411
Total			2,433,404
Consumer Products 0.0%
Bombardier Recreational Products, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 01/22/2031	7.107%	346,500	346,548
Recess Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 1.000% 02/20/2030	9.085%	347,375	350,307
Total			696,855
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Diversified Manufacturing 0.1%
Barnes Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.500% 09/03/2030	6.857%	346,200	346,200
CD&R Hydra Buyer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 4.000% 03/25/2031	8.457%	231,518	231,981
Dynamo Midco BV(b),(n)
Tranche B Term Loan
6-month Term SOFR + 4.000% 09/30/2031	8.245%	59,850	60,374
EMRLD Borrower LP(b),(n)
Tranche B Term Loan
6-month Term SOFR + 2.500% 05/31/2030	6.933%	331,325	332,302
Husky Injection Molding Systems Ltd./Yukon Acquisition, Inc.(b),(n)
Term Loan
6-month Term SOFR + 4.500% 02/15/2029	8.785%	361,633	364,345
Madison IAQ LLC(b),(n)
Term Loan
6-month Term SOFR + 2.750% 06/21/2028	7.889%	346,410	347,332
NVENT Thermal LLC(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 09/12/2031	8.695%	51,562	52,062
TK Elevator Midco GmbH(b),(n)
Tranche B2 Term Loan
6-month Term SOFR + 3.500% Floor 0.500% 04/30/2030	8.588%	347,382	349,685
WEC US Holdings Ltd.(b),(n)
Term Loan
1-month Term SOFR + 2.250% 01/27/2031	6.803%	331,913	331,843
Total			2,416,124
Electric 0.0%
Alpha Generation LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.750% 09/30/2031	7.107%	97,531	98,092
Carroll County Energy LLC(b),(n)
Term Loan
3-month Term SOFR + 4.000% 06/30/2031	8.329%	164,245	165,322
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Compass Power Generation LLC(b),(n)
Tranche B3 Term Loan
1-month Term SOFR + 3.750% 04/14/2029	8.107%	65,320	65,708
Cornerstone Generation(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.750% 10/28/2031	8.054%	150,000	151,125
EFS Cogen Holdings I LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 1.000% 10/03/2031	8.110%	227,155	227,818
Hamilton Projects Acquiror LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 05/31/2031	8.107%	151,791	152,668
Nautilus Power LLC(b),(m),(n)
Term Loan
3-month Term SOFR + 5.250% Floor 2.000% 11/16/2026	9.840%	150,000	149,008
South Field Energy LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.750% 08/29/2031	8.079%	62,147	62,510
Tranche C Term Loan
3-month Term SOFR + 3.750% 08/29/2031	8.079%	3,812	3,834
Vistra Zero Operating Co. LLC(b),(n)
Term Loan
1-month Term SOFR + 2.000% 04/30/2031	6.357%	165,833	166,006
Total			1,242,091
Environmental 0.0%
AAL Delaware Holdco, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% 07/30/2031	7.857%	56,040	56,356
Northstar Group Services, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 4.750% Floor 0.500% 05/31/2030	9.079%	103,281	103,776
Reworld Holding Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.500% 11/30/2028	6.947%	322,724	322,991
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Tranche C1 Term Loan
1-month Term SOFR + 2.500% 11/30/2028	6.947%	24,794	24,814
Tidal Waste & Recycling Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% 10/03/2031	7.829%	60,000	60,338
Total			568,275
Food and Beverage 0.1%
A-AG US GSI Bidco, Inc.(b),(n)
Term Loan
3-month Term SOFR + 5.000% 10/08/2031	9.329%	108,333	109,010
Aramark Intermediate HoldCo Corp.(b),(n)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.357%	350,000	351,138
Aspire Bakeries Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 4.250% 12/23/2030	8.607%	105,442	106,233
CHG PPC Parent LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 12/08/2028	7.471%	73,255	73,576
Golden State Foods LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% 10/07/2031	8.774%	146,492	147,636
Primary Products Finance LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 04/01/2029	7.546%	347,375	347,865
Triton Water Holdings, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% Floor 0.500% 03/31/2028	7.840%	346,411	348,707
Total			1,484,165
Gaming 0.1%
ECL Entertainment LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.500% 08/30/2030	7.857%	144,219	144,851
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Entain PLC(b),(n)
Tranche B3 Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/31/2029	7.079%	347,372	348,094
Flutter Financing BV(b),(n)
Tranche B Term Loan
3-month Term SOFR + 1.750% 11/30/2030	6.079%	347,375	346,291
HRNI Holdings LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.250% Floor 0.750% 12/11/2028	8.707%	328,125	326,757
Ontario Gaming GTA LP(b),(n)
Tranche B 1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 08/01/2030	8.579%	308,053	308,494
Penn Entertainment, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% Floor 0.500% 05/03/2029	6.857%	346,447	347,313
Scientific Games Holdings LP (b),(n)
Term Loan
3-month Term SOFR + 3.000% Floor 0.500% 04/04/2029	7.590%	348,241	348,763
Total			2,170,563
Health Care 0.1%
Agiliti Health, Inc.(b),(n)
Term Loan
6-month Term SOFR + 3.000% 05/01/2030	7.375%	82,705	81,051
Auris Luxembourg III SARL(b),(n)
Tranche B6 Term Loan
6-month Term SOFR + 3.750% 02/28/2029	8.177%	122,727	124,160
Medline Borrower LP(b),(n)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.607%	196,718	197,247
Parexel International, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/15/2028	7.357%	333,028	334,969
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Southern Veterinary Partners LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 12/04/2031	7.715%	95,221	95,792
Star Parent, Inc.(b),(n)
Term Loan
3-month Term SOFR + 4.000% 09/27/2030	8.329%	347,375	338,951
Surgery Center Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 12/19/2030	7.089%	347,375	349,748
Upstream Newco, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.250% 11/20/2026	9.097%	346,410	285,473
Total			1,807,391
Leisure 0.1%
Alterra Mountain Co.(b),(n)
Tranche B6 Term Loan
1-month Term SOFR + 2.750% 08/17/2028	7.107%	397,980	400,220
Bulldog Purchaser, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.250% Floor 0.500% 06/30/2031	8.579%	65,156	65,536
Bulldog Purchaser, Inc.(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 4.000% 06/30/2031	8.178%	37,708	37,928
Carnival Corp. (b),(n)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	7.107%	214,810	215,951
Cinemark USA, Inc.(b),(n)
Term Loan
3-month Term SOFR + 2.750% 05/24/2030	7.099%	347,373	349,110
Crown Finance US, Inc.(b),(n)
Term Loan
1-month Term SOFR + 5.250% 12/02/2031	9.803%	127,500	127,341
UFC Holdings LLC(b),(n)
Tranche B4 1st Lien Term Loan
3-month Term SOFR + 2.250% 11/21/2031	6.770%	272,628	273,806
Total			1,469,892
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Lodging 0.0%
Playa Resorts Holding BV(b),(n)
Term Loan
1-month Term SOFR + 2.750% 01/05/2029	7.107%	346,465	346,503
Media and Entertainment 0.1%
Cengage Learning, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.500% 03/24/2031	7.956%	248,750	249,750
Creative Artists Agency LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 10/01/2031	7.107%	347,375	348,629
Dotdash Meredith, Inc.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.500% 12/01/2028	8.053%	347,314	349,486
Plano Holdco, Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.500% 10/02/2031	7.829%	47,470	47,826
Playtika Holding Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 2.750% 03/13/2028	7.221%	346,401	347,014
StubHub Holdco Sub LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 4.750% 03/15/2030	9.107%	223,867	223,961
Univision Communications, Inc.(b),(l),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 01/31/2029	7.721%	197,586	195,610
Total			1,762,276
Midstream 0.1%
CQP Holdco LP(b),(n)
Term Loan
3-month Term SOFR + 2.000% 12/31/2030	4.854%	348,252	348,600
Epic Crude Services LP(b),(n)
Term Loan
3-month Term SOFR + 3.000% 10/15/2031	7.656%	45,049	45,403
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Freeport LNG Investments LLLP(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 12/21/2028	8.379%	395,898	397,319
GIP Pilot Acquisition Partners LP(b),(n)
Term Loan
3-month Term SOFR + 2.500% 10/04/2030	7.090%	347,682	349,420
NGP XI Midstream Holdings LLC(b),(n)
Term Loan
3-month Term SOFR + 4.000% 07/25/2031	8.329%	90,000	90,675
Oryx Midstream Services Permian Basin LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 10/05/2028	7.512%	346,500	348,233
Rockpoint Gas Storage Partners LP(b),(n)
Term Loan
3-month Term SOFR + 3.500% 09/18/2031	7.985%	135,000	135,743
WhiteWater DBR Holdco LLC(b),(n)
Tranche B1 Term Loan
3-month Term SOFR + 2.250% 03/03/2031	6.625%	310,585	311,846
Total			2,027,239
Oil Field Services 0.0%
Goodnight Water Solutions Holdings LLC(b),(n)
Term Loan
1-month Term SOFR + 5.250% 06/04/2029	9.607%	83,596	83,700
MRC Global US, Inc.(b),(n)
Term Loan
6-month Term SOFR + 3.500% 10/29/2031	7.931%	216,041	217,661
Total			301,361
Other Financial Institutions 0.0%
IGT Holding IV AB(b),(n)
Tranche B2 Term Loan
3-month Term SOFR + 3.650% Floor 0.500% 03/31/2028	8.222%	346,401	347,700
Sophos Holdings SARL(b),(m),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% 03/05/2027	8.237%	56,103	56,410
Total			404,110
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Other Industry 0.0%
AMSPEC Parent LLC(b),(m),(n)
Term Loan
3-month Term SOFR + 1.000% 12/11/2031	8.803%	20,000	20,100
Tranche B Term Loan
3-month Term SOFR + 4.250% 12/11/2031	8.803%	260,000	261,300
Artera Services LLC(b),(n)
Tranche C 1st Lien Term Loan
3-month Term SOFR + 4.500% 02/15/2031	8.829%	82,428	81,581
Brand Industrial Services, Inc.(b),(n)
Tranche C Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/01/2030	9.071%	16,542	16,050
Catawba Nation Gaming Authority(b),(m),(n)
Term Loan
3-month Term SOFR + 4.750% 12/16/2031	9.303%	144,349	144,621
Grant Thornton Advisors LLC(b),(m),(n)
Term Loan
3-month Term SOFR + 2.750% 06/02/2031	7.233%	6,522	6,516
Tranche B Term Loan
3-month Term SOFR + 2.750% 06/02/2031	7.233%	53,478	53,434
Total			583,602
Other REIT 0.0%
OEG Borrower LLC(b),(n)
Term Loan
3-month Term SOFR + 3.500% 06/30/2031	7.851%	55,417	55,347
Packaging 0.0%
Anchor Packaging LLC(b),(n)
Term Loan
1-month Term SOFR + 3.250% 07/18/2029	7.694%	176,596	177,332
Charter Next Generation, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% 11/29/2030	7.525%	296,907	298,222
Clydesdale Acquisition Holdings, Inc.(b),(n)
Tranche B 1st Lien Term Loan
1-month Term SOFR + 3.175% Floor 0.500% 04/13/2029	7.532%	347,728	348,097
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pactiv Evergreen, Inc.(b),(n)
Tranche B4 Term Loan
1-month Term SOFR + 2.500% 09/24/2028	6.857%	330,704	331,842
Total			1,155,493
Paper 0.0%
Verde Purchaser LLC(b),(n)
Term Loan
3-month Term SOFR + 4.500% 11/30/2030	8.829%	199,500	199,957
Property & Casualty 0.1%
Alliant Holdings Intermediate LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 09/19/2031	7.106%	37,406	37,465
AssuredPartners, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 02/14/2031	7.857%	347,375	347,830
Asurion LLC(b),(n)
Tranche B12 1st Lien Term Loan
1-month Term SOFR + 4.250% 09/19/2030	8.607%	149,625	149,091
Broadstreet Partners, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% 06/13/2031	7.357%	197,303	197,786
Hub International Ltd.(b),(n)
Term Loan
3-month Term SOFR + 2.750% Floor 0.750% 06/20/2030	7.367%	347,379	349,116
Sedgwick Claims Management Services, Inc./Lightning Cayman Merger Sub Ltd.(b),(n)
Term Loan
3-month Term SOFR + 3.000% 07/31/2031	7.585%	348,237	349,978
Truist Insurance Holdings LLC(b),(n)
Tranche B Term Loan
3-month Term SOFR + 2.750% 05/06/2031	7.079%	113,642	113,820
Total			1,545,086
Restaurants 0.0%
Dave & Busters, Inc.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.250% 11/01/2031	7.813%	220,811	216,119
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
IRB Holding Corp.(b),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% 12/15/2027	6.857%	348,250	348,327
Whatabrands LLC(b),(m),(n)
Tranche B Term Loan
1-month Term SOFR + 2.500% 08/03/2028	6.857%	446,608	447,036
Total			1,011,482
Retailers 0.0%
Belron Finance 2019 LLC(b),(n)
Term Loan
3-month Term SOFR + 2.750% Floor 0.500% 10/16/2031	7.273%	141,924	143,077
Great Outdoors Group LLC(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 03/06/2028	8.221%	395,908	397,294
Harbor Freight Tools USA, Inc.(b),(n)
Term Loan
6-month Term SOFR + 2.500% 06/11/2031	6.902%	72,960	71,880
PetSmart LLC(b),(n)
Term Loan
1-month Term SOFR + 3.750% Floor 0.750% 02/11/2028	8.207%	346,419	344,687
Total			956,938
Technology 0.3%
Adeia, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.000% 06/08/2028	7.370%	283,541	283,895
Ahead DB Holdings LLC(b),(m),(n)
Tranche B3 1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 02/01/2031	7.829%	149,624	150,407
Applied Systems, Inc.(b),(n)
Tranche B1 1st Lien Term Loan
3-month Term SOFR + 3.000% 02/24/2031	7.329%	149,624	150,968
Ascend Learning LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.500% Floor 0.500% 12/11/2028	7.957%	275,345	276,551
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
2nd Lien Term Loan
1-month Term SOFR + 5.750% Floor 0.500% 12/10/2029	10.207%	225,000	222,750
athenahealth Group, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 02/15/2029	7.607%	346,447	346,817
Barracuda Parent LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 4.500% Floor 0.500% 08/15/2029	9.085%	346,465	319,659
Boxer Parent Co., Inc.(b),(n)
Term Loan
3-month Term SOFR + 3.750% 07/30/2031	8.335%	116,667	117,529
Camelot US Acquisition LLC(b),(n)
Term Loan
1-month Term SOFR + 2.750% 01/31/2031	7.107%	325,459	324,951
Central Parent LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 07/06/2029	7.579%	399,000	393,067
Cloud Software Group, Inc.(b),(n)
Tranche B1 Term Loan
3-month Term SOFR + 3.500% Floor 0.500% 03/30/2029	7.829%	332,507	333,226
Cloudera, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.750% Floor 0.500% 10/08/2028	8.207%	346,438	345,031
Cotiviti, Inc.(b),(n)
Term Loan
1-month Term SOFR + 2.750% 05/01/2031	7.553%	348,250	349,775
DCert Buyer, Inc.(b),(l),(n)
2nd Lien Term Loan
1-month Term SOFR + 7.000% 02/19/2029	11.357%	263,333	210,666
Dun & Bradstreet Corp. (The)(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 2.250% 01/18/2029	6.588%	347,375	347,437
Ellucian Holdings, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% 10/09/2029	7.357%	281,787	283,408
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Envestnet, Inc.(b),(m),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 11/25/2031	8.604%	130,617	131,573
Flash Charm, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.500% Floor 0.750% 03/02/2028	8.071%	347,355	340,494
Fortress Intermediate 3, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.500% 06/27/2031	7.857%	154,533	154,823
Genesys Cloud Services Holdings I LLC(b),(n)
Term Loan
1-month Term SOFR + 3.000% Floor 0.750% 12/01/2027	7.357%	22,899	23,071
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL(b),(n)
Tranche B Term Loan
3-month Term SOFR + 3.500% 07/18/2030	7.829%	184,615	185,354
ICON Parent I, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.000% 11/13/2031	7.516%	82,309	82,540
Idemia Group SAS(b),(l),(n)
Tranche B5 Term Loan
3-month Term SOFR + 4.250% Floor 0.750% 09/30/2028	8.579%	347,375	350,849
Leia Finco US LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.250% 10/09/2031	7.887%	136,204	135,970
Lummus Technology Holdings V LLC(b),(n)
Tranche B Term Loan
1-month Term SOFR + 3.000% 12/31/2029	7.357%	199,339	200,710
McAfee Corp.(b),(n)
Tranche B1 Term Loan
1-month Term SOFR + 3.000% 03/01/2029	7.370%	348,239	348,152
Mitchell International, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.250% 06/17/2031	7.607%	187,903	187,749
Nielsen Consumer, Inc.(b),(n)
Term Loan
1-month Term SOFR + 4.750% Floor 0.500% 03/06/2028	9.107%	149,625	150,747
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Project Boost Purchaser LLC(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.500% 07/16/2031	8.147%	37,010	37,229
Proofpoint, Inc.(b),(n)
1st Lien Term Loan
1-month Term SOFR + 3.000% Floor 0.500% 08/31/2028	7.357%	346,489	347,920
Sovos Compliance LLC(b),(n)
1st Lien Term Loan
1-month Term SOFR + 4.500% Floor 0.500% 08/11/2028	8.971%	346,431	348,517
Thunder Generation Funding LLC(b),(n)
Term Loan
3-month Term SOFR + 3.000% 10/03/2031	7.329%	94,208	94,708
UKG, Inc.(b),(n)
1st Lien Term Loan
3-month Term SOFR + 3.000% 02/10/2031	7.617%	432,542	435,284
Ultra Clean Holdings, Inc.(b),(n)
Term Loan
1-month Term SOFR + 3.250% 02/25/2028	7.607%	150,478	151,514
Virtusa Corp.(b),(n)
Tranche B2 Term Loan
1-month Term SOFR + 3.250% Floor 0.750% 02/15/2029	7.607%	194,423	195,578
Total			8,358,919
Transportation Services 0.0%
Brown Group Holding LLC(b),(n)
Tranche B2 Term Loan
3-month Term SOFR + 2.500% Floor 0.500% 07/01/2031	7.002%	348,252	349,025
First Student Bidco, Inc.(b),(n)
Tranche B Term Loan
3-month Term SOFR + 2.500% 07/21/2028	6.892%	190,237	190,416
Tranche C Term Loan
3-month Term SOFR + 2.500% 07/21/2028	6.892%	58,186	58,240
Total			597,681
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Wireless 0.0%
Crown Subsea Communications Holding, Inc.(b),(n)
Term Loan
1-month Term SOFR + 4.000% Floor 0.750% 01/30/2031	8.573%	348,250	353,146
Total Senior Loans (Cost $40,420,304)			40,359,408

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $8,814,200)	3,422,747

Put Option Contracts Purchased 0.0%
Value ($)
(Cost $1,914,000)	518,810

Money Market Funds 4.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(p),(q)	126,958,391	126,932,999
Total Money Market Funds (Cost $126,932,999)		126,932,999
Total Investments in Securities (Cost: $3,316,072,984)		3,156,541,146
Other Assets & Liabilities, Net		(345,632,624)
Net Assets		2,810,908,522
At December 31, 2024, securities and/or cash totaling $53,292,997 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
2,367,955 USD	2,251,000 EUR	HSBC	01/17/2025	—	(34,923)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	3,709	03/2026	USD	890,669,988	—	(7,655,377)
3-Month SOFR	2,884	06/2026	USD	692,628,650	—	(1,898,907)
U.S. Long Bond	122	03/2025	USD	13,888,938	—	(557,438)
U.S. Treasury 10-Year Note	7,107	03/2025	USD	772,886,250	—	(14,225,285)
U.S. Treasury 2-Year Note	345	03/2025	USD	70,935,235	28,756	—
U.S. Treasury 5-Year Note	154	03/2025	USD	16,370,922	—	(17,839)
U.S. Treasury Ultra Bond	682	03/2025	USD	81,094,063	—	(4,645,427)
Total					28,756	(29,000,273)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(3,709)	03/2025	USD	(886,984,169)	1,839,716	—
3-Month SOFR	(2,884)	06/2025	USD	(690,898,250)	644,452	—
U.S. Treasury Ultra 10-Year Note	(481)	03/2025	USD	(53,541,313)	254,554	—
Total					2,738,722	—

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	70,000,000	70,000,000	3.80	04/10/2025	2,149,000	552,433
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	77,000,000	77,000,000	3.60	05/08/2025	1,309,000	482,582
10-Year OTC interest rate swap with Citi to receive exercise rate and pay SOFR	Citi	USD	100,000,000	100,000,000	3.70	06/12/2025	1,990,000	1,021,770
10-Year OTC interest rate swap with Goldman Sachs International to receive exercise rate and pay SOFR	Goldman Sachs International	USD	28,000,000	28,000,000	3.25	08/19/2025	858,200	152,054
5-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	120,000,000	120,000,000	4.00	05/07/2025	2,508,000	1,213,908
Total							8,814,200	3,422,747

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive SOFR and pay exercise rate	Citi	USD	30,000,000	30,000,000	4.50	04/25/2025	736,500	204,690
10-Year OTC interest rate swap with Goldman Sachs International to receive SOFR and pay exercise rate	Goldman Sachs International	USD	50,000,000	50,000,000	4.50	04/16/2025	1,177,500	314,120
Total							1,914,000	518,810

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.684%	Receives Annually, Pays Annually	Morgan Stanley	10/24/2031	USD	139,634,000	3,419,075	—	—	3,419,075	—
SOFR	Fixed rate of 3.814%	Receives Annually, Pays Annually	Morgan Stanley	11/04/2034	USD	102,581,000	2,393,325	—	—	2,393,325	—
Total							5,812,400	—	—	5,812,400	—

Credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	5,000,000	625,864	(2,917)	667,411	—	—	(44,464)
Markit CMBX North America Index, Series 11 BBB-	Citi	11/18/2054	3.000	Monthly	USD	9,000,000	1,126,555	(5,250)	2,161,540	—	—	(1,040,235)
Markit CMBX North America Index, Series 12 BBB-	Citi	08/17/2061	3.000	Monthly	USD	7,800,000	1,388,284	(4,550)	2,043,467	—	—	(659,733)
Markit CMBX North America Index, Series 11 BBB-	Goldman Sachs International	11/18/2054	3.000	Monthly	USD	3,700,000	463,140	(2,158)	532,954	—	—	(71,972)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	USD	17,000,000	2,973,414	(9,917)	654,506	—	2,308,991	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	USD	3,700,000	463,139	(2,158)	117,829	—	343,152	—
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Credit default swap contracts - buy protection (continued)
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	USD	4,000,000	699,627	(2,333)	220,298	—	476,996	—
Markit CMBX North America Index, Series 16 BBB-	Morgan Stanley	04/17/2065	3.000	Monthly	USD	7,750,000	1,170,333	(4,521)	1,741,606	—	—	(575,794)
Total							8,910,356	(33,804)	8,139,611	—	3,129,139	(2,392,198)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 43	Morgan Stanley	12/20/2029	5.000	Quarterly	USD	9,249,000	(77,096)	—	—	—	(77,096)

Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.750	USD	10,000,000	(1,749,067)	5,833	—	(2,043,245)	300,011	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	14.750	USD	10,000,000	(1,749,066)	5,833	—	(1,582,766)	—	(160,467)
Markit CMBX North America Index, Series 8 BBB-	Morgan Stanley	10/17/2057	3.000	Monthly	33.871	USD	8,542,346	(1,158,556)	4,983	—	(1,656,173)	502,600	—
Total								(4,656,689)	16,649	—	(5,282,184)	802,611	(160,467)
* Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.370%
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At December 31, 2024, the total value of these securities amounted to $1,318,277,758, which represents 46.90% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of December 31, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of December 31, 2024.

(d)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of December 31, 2024.

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Notes to Portfolio of Investments (continued)
(f)	Perpetual security with no specified maturity date.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Includes comparable securities held to satisfy future delivery requirements of the following open forward sale commitments at December 31, 2024:

Security description	Principal amount ($)	Settlement date	Proceeds receivable ($)	Value ($)
Federal National Mortgage Association
01/14/2055 3.000%	(57,000,000)	01/14/2025	(49,723,594)	(48,405,469)

(i)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(j)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(k)	Represents a security purchased on a when-issued basis.
(l)	Valuation based on significant unobservable inputs.
(m)	Represents a security purchased on a forward commitment basis.
(n)
The stated interest rate represents the weighted average interest rate at December 31, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(o)
At December 31, 2024, the Fund had unfunded senior loan commitments pursuant to the terms of the loan agreement. The Fund receives a stated coupon rate until the borrower draws on the loan commitment, at which time the rate will become the stated rate in the loan agreement.

Borrower	Unfunded Commitment ($)
Focus Financial Partners LLC Delayed Draw Term Loan 09/15/2031 1.625%	11,903
June Purchaser LLC Delayed Draw Term Loan 11/28/2031 1.000%	19,286
Raven Acquisition Holdings LLC Term Loan 11/19/2031 6.837%	5,877
USALCO LLC Term Loan 09/30/2031 6.837%	6,953

(p)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(q)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	211,498,777	1,849,446,904	(1,934,008,636)	(4,046)	126,932,999	(13,184)	11,029,120	126,958,391
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Currency Legend
EUR	Euro
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Agency	—	82,904	—	82,904
Asset-Backed Securities - Non-Agency	—	631,424,376	—	631,424,376
Commercial Mortgage-Backed Securities - Non-Agency	—	80,084,206	—	80,084,206
Corporate Bonds & Notes	—	616,696,858	—	616,696,858
Foreign Government Obligations	—	45,496,728	—	45,496,728
Residential Mortgage-Backed Securities - Agency	—	1,184,189,729	—	1,184,189,729
Residential Mortgage-Backed Securities - Non-Agency	—	418,525,472	8,806,909	427,332,381
Senior Loans	—	39,252,737	1,106,671	40,359,408
Call Option Contracts Purchased	—	3,422,747	—	3,422,747
Put Option Contracts Purchased	—	518,810	—	518,810
Money Market Funds	126,932,999	—	—	126,932,999
Total Investments in Securities	126,932,999	3,019,694,567	9,913,580	3,156,541,146
Forward Sale Commitments	—	(48,405,469)	—	(48,405,469)
Investments in Derivatives
Asset
Futures Contracts	2,767,478	—	—	2,767,478
Swap Contracts	—	9,744,150	—	9,744,150
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Liability
Forward Foreign Currency Exchange Contracts	—	(34,923)	—	(34,923)
Futures Contracts	(29,000,273)	—	—	(29,000,273)
Swap Contracts	—	(2,629,761)	—	(2,629,761)
Total	100,700,204	2,978,368,564	9,913,580	3,088,982,348
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Forward foreign currency exchange contracts, futures contracts and swap contracts are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Statement of Assets and Liabilities
December 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,178,411,785)	$3,025,666,590
Affiliated issuers (cost $126,932,999)	126,932,999
Option contracts purchased (cost $10,728,200)	3,941,557
Cash	313,606
Cash collateral held at broker for:
Swap contracts	150,000
TBA	3,796,000
Margin deposits on:
Swap contracts	10,356,338
Unrealized appreciation on swap contracts	3,931,750
Upfront payments on swap contracts	8,139,611
Receivable for:
Investments sold	245,907
Investments sold on a delayed delivery basis	51,230,080
Capital shares sold	30,607
Dividends	643,936
Interest	18,686,645
Foreign tax reclaims	4,083
Variation margin for futures contracts	120,250
Variation margin for swap contracts	362,063
Prepaid expenses	18,284
Total assets	3,254,570,306
Liabilities
Forward sale commitments, at value (proceeds receivable $49,723,594)	48,405,469
Unrealized depreciation on forward foreign currency exchange contracts	34,923
Unrealized depreciation on swap contracts	2,552,665
Upfront receipts on swap contracts	5,282,184
Payable for:
Investments purchased	58,272
Investments purchased on a delayed delivery basis	379,593,551
Capital shares redeemed	4,951,099
Variation margin for futures contracts	2,008,953
Variation margin for swap contracts	7,914
Interest on forward sale commitments	61,750
Management services fees	37,050
Distribution and/or service fees	2,041
Service fees	25,336
Compensation of chief compliance officer	590
Compensation of board members	1,551
Other expenses	67,062
Deferred compensation of board members	571,374
Total liabilities	443,661,784
Net assets applicable to outstanding capital stock	$2,810,908,522
Represented by
Paid in capital	3,422,675,650
Total distributable earnings (loss)	(611,767,128)
Total - representing net assets applicable to outstanding capital stock	$2,810,908,522
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Statement of Assets and Liabilities (continued)
December 31, 2024
Class 1
Net assets	$2,320,608,672
Shares outstanding	278,236,864
Net asset value per share	$8.34
Class 2
Net assets	$106,209,436
Shares outstanding	12,794,126
Net asset value per share	$8.30
Class 3
Net assets	$384,090,414
Shares outstanding	45,991,957
Net asset value per share	$8.35
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Statement of Operations
Year Ended December 31, 2024

Net investment income
Income:
Dividends — affiliated issuers	$11,029,120
Interest	166,955,598
Interfund lending	6,077
Foreign taxes withheld	(1,965)
Total income	177,988,830
Expenses:
Management services fees	16,205,723
Distribution and/or service fees
Class 2	246,339
Class 3	492,925
Service fees	312,482
Custodian fees	59,415
Printing and postage fees	45,161
Accounting services fees	55,130
Legal fees	49,993
Interest on collateral	817,782
Compensation of chief compliance officer	585
Compensation of board members	44,812
Deferred compensation of board members	133,616
Other	55,481
Total expenses	18,519,444
Net investment income	159,469,386
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(32,084,334)
Investments — affiliated issuers	(13,184)
Foreign currency translations	(22,291)
Forward foreign currency exchange contracts	30,618
Futures contracts	5,431,349
Option contracts purchased	(5,555,429)
Option contracts written	2,054,295
Swap contracts	(7,313,388)
Net realized loss	(37,472,364)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	20,275,162
Investments — affiliated issuers	(4,046)
Foreign currency translations	(2,075)
Forward sale commitments	1,318,125
Forward foreign currency exchange contracts	51,768
Futures contracts	(64,143,173)
Option contracts purchased	(8,249,408)
Option contracts written	725,311
Swap contracts	8,509,462
Net change in unrealized appreciation (depreciation)	(41,518,874)
Net realized and unrealized loss	(78,991,238)
Net increase in net assets resulting from operations	$80,478,148
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$159,469,386	$159,310,502
Net realized loss	(37,472,364)	(205,583,378)
Net change in unrealized appreciation (depreciation)	(41,518,874)	250,049,488
Net increase in net assets resulting from operations	80,478,148	203,776,612
Distributions to shareholders
Net investment income and net realized gains
Class 1	(142,665,481)	(67,970,205)
Class 2	(4,512,226)	(1,662,329)
Class 3	(18,298,538)	(8,767,623)
Total distributions to shareholders	(165,476,245)	(78,400,157)
Decrease in net assets from capital stock activity	(556,414,530)	(44,927,321)
Total increase (decrease) in net assets	(641,412,627)	80,449,134
Net assets at beginning of year	3,452,321,149	3,371,872,015
Net assets at end of year	$2,810,908,522	$3,452,321,149

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	3,558,580	30,232,673	1,897,512	15,825,629
Distributions reinvested	17,147,293	142,665,481	8,258,834	67,970,205
Shares redeemed	(87,234,277)	(742,179,333)	(16,449,614)	(134,920,303)
Net decrease	(66,528,404)	(569,281,179)	(6,293,268)	(51,124,469)
Class 2
Shares sold	2,762,797	23,380,770	2,763,364	22,990,759
Distributions reinvested	544,298	4,512,226	202,723	1,662,329
Shares redeemed	(1,026,997)	(8,652,161)	(659,404)	(5,393,726)
Net increase	2,280,098	19,240,835	2,306,683	19,259,362
Class 3
Shares sold	1,028,655	8,757,055	938,880	7,930,527
Distributions reinvested	2,194,069	18,298,538	1,062,742	8,767,623
Shares redeemed	(3,933,350)	(33,429,779)	(3,584,977)	(29,760,364)
Net decrease	(710,626)	(6,374,186)	(1,583,355)	(13,062,214)
Total net decrease	(64,958,932)	(556,414,530)	(5,569,940)	(44,927,321)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

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Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2024	$8.59	0.40	(0.23)	0.17	(0.42)	—	(0.42)
Year Ended 12/31/2023	$8.27	0.39	0.13	0.52	(0.20)	—	(0.20)
Year Ended 12/31/2022	$10.31	0.31	(2.05)	(1.74)	(0.29)	(0.01)	(0.30)
Year Ended 12/31/2021	$11.53	0.31	(0.32)	(0.01)	(0.38)	(0.83)	(1.21)
Year Ended 12/31/2020	$10.66	0.35	0.98	1.33	(0.33)	(0.13)	(0.46)
Class 2
Year Ended 12/31/2024	$8.55	0.38	(0.23)	0.15	(0.40)	—	(0.40)
Year Ended 12/31/2023	$8.24	0.37	0.11	0.48	(0.17)	—	(0.17)
Year Ended 12/31/2022	$10.26	0.28	(2.03)	(1.75)	(0.26)	(0.01)	(0.27)
Year Ended 12/31/2021	$11.48	0.28	(0.32)	(0.04)	(0.35)	(0.83)	(1.18)
Year Ended 12/31/2020	$10.62	0.32	0.97	1.29	(0.30)	(0.13)	(0.43)
Class 3
Year Ended 12/31/2024	$8.60	0.39	(0.23)	0.16	(0.41)	—	(0.41)
Year Ended 12/31/2023	$8.28	0.38	0.13	0.51	(0.19)	—	(0.19)
Year Ended 12/31/2022	$10.32	0.30	(2.05)	(1.75)	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2021	$11.54	0.30	(0.33)	(0.03)	(0.36)	(0.83)	(1.19)
Year Ended 12/31/2020	$10.67	0.34	0.97	1.31	(0.31)	(0.13)	(0.44)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	12/31/2024	12/31/2023	12/31/2022	12/31/2021	12/31/2020
Class 1	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class 2	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
Class 3	0.02%	0.01%	0.01%	less than 0.01%	less than 0.01%
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$8.34	1.97%	0.52% (c)	0.52% (c)	4.70%	212%	$2,320,609
Year Ended 12/31/2023	$8.59	6.34%	0.51% (c)	0.51% (c)	4.74%	248%	$2,960,855
Year Ended 12/31/2022	$8.27	(17.06% )	0.50% (c)	0.50% (c)	3.41%	165%	$2,904,351
Year Ended 12/31/2021	$10.31	(0.24% )	0.49% (c)	0.49% (c)	2.81%	204%	$3,734,781
Year Ended 12/31/2020	$11.53	12.58%	0.49% (c)	0.49% (c)	3.16%	312%	$4,108,990
Class 2
Year Ended 12/31/2024	$8.30	1.73%	0.77% (c)	0.77% (c)	4.44%	212%	$106,209
Year Ended 12/31/2023	$8.55	5.96%	0.76% (c)	0.76% (c)	4.52%	248%	$89,892
Year Ended 12/31/2022	$8.24	(17.20% )	0.75% (c)	0.75% (c)	3.17%	165%	$67,593
Year Ended 12/31/2021	$10.26	(0.49% )	0.74% (c)	0.74% (c)	2.56%	204%	$80,859
Year Ended 12/31/2020	$11.48	12.28%	0.74% (c)	0.74% (c)	2.93%	312%	$74,775
Class 3
Year Ended 12/31/2024	$8.35	1.85%	0.65% (c)	0.65% (c)	4.58%	212%	$384,090
Year Ended 12/31/2023	$8.60	6.19%	0.63% (c)	0.63% (c)	4.61%	248%	$401,573
Year Ended 12/31/2022	$8.28	(17.17% )	0.62% (c)	0.62% (c)	3.28%	165%	$399,928
Year Ended 12/31/2021	$10.32	(0.35% )	0.61% (c)	0.61% (c)	2.69%	204%	$543,892
Year Ended 12/31/2020	$11.54	12.45%	0.61% (c)	0.61% (c)	3.04%	312%	$597,217
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements
December 31, 2024
Note 1. Organization
Columbia Variable Portfolio – Intermediate Bond Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Senior loan securities for which reliable market quotations are readily available are generally valued by pricing services at the average of the bids received.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Forward foreign currency exchange contracts are marked-to-market based upon foreign currency exchange rates provided by a pricing service.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Option contracts are valued at the mean of the latest quoted bid and ask prices on their primary exchanges. Option contracts, including over-the-counter option contracts, with no readily available market quotations are valued using mid-market evaluations from independent third-party vendors.
Swap transactions are valued through an independent pricing service or broker, or if neither is available, through an internal model based upon observable inputs.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse or central counterparty stands between the buyer and the seller of the contract; therefore, failure of the clearinghouse or central counterparty may pose additional counterparty credit risk. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk in respect of over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Forward foreign currency exchange contracts
Forward foreign currency exchange contracts are over-the-counter agreements between two parties to buy and sell a currency at a set price on a future date. The Fund utilized forward foreign currency exchange contracts to hedge the currency exposure associated with some or all of the Fund’s securities. These instruments may be used for other purposes in future periods.
The values of forward foreign currency exchange contracts fluctuate daily with changes in foreign currency exchange rates. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund will realize a gain or loss when the forward foreign currency exchange contract is closed or expires. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without delivery of foreign currency.
The use of forward foreign currency exchange contracts does not eliminate fluctuations in the prices of the Fund’s portfolio securities. The risks of forward foreign currency exchange contracts include movement in the values of the foreign currencies relative to the U.S. dollar (or other foreign currencies) and the possibility that counterparties will not complete their contractual obligations, which may be in excess of the amount reflected, if any, in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Options contracts
Options are contracts which entitle the holder to purchase or sell securities or other identified assets at a specified price, or in the case of index option contracts, to receive or pay the difference between the index value and the strike price of the index option contract. Option contracts can be either exchange-traded or over-the-counter. The Fund purchased and has written option contracts to manage exposure to fluctuations in interest rates and to manage convexity risk. These instruments may be used for other purposes in future periods. Completion of transactions for option contracts traded in the over-the-counter market depends upon the performance of the other party. Collateral may be collected or posted by the Fund to secure over-the-counter option contract trades. Collateral held or posted by the Fund for such option contract trades must be returned to the broker or the Fund upon closure, exercise or expiration of the contract.
Options contracts purchased are recorded as investments. When the Fund writes an options contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the option written. Changes in the fair value of the written option are recorded as unrealized appreciation or depreciation until the contract is exercised or has expired. The Fund realizes a gain or loss when the option contract is closed or expires. When option contracts are exercised, the proceeds on sales for a written call or purchased put option contract, or the purchase cost for a written put or purchased call option contract, is adjusted by the amount of premium received or paid.
For over-the-counter options purchased, the Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by the Fund should the counterparty fail to perform under the contracts. Option contracts written by the Fund do not typically give rise to significant counterparty credit risk, as options written generally obligate the Fund and not the counterparty to perform. The risk in writing a call option contract is that the Fund gives up the opportunity for profit if the market price of the security increases above the strike price and the option contract is exercised. The risk in writing a put option contract is that the Fund may incur a loss if the market price of the security decreases below the strike price and the option contract is exercised. Exercise of a written option could result in the Fund purchasing or selling a security or foreign currency when it otherwise would not, or at a price different from the current market value. In purchasing and writing options, the Fund bears the risk of an unfavorable change in the value of the underlying instrument or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market.
Interest rate swaption contracts
Interest rate swaption contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into an interest rate swap contract on a future date. Each interest rate swaption contract will specify if the buyer is entitled to receive the fixed or floating rate if the interest rate is exercised. Changes in the value of purchased interest rate swaption contracts are reported as unrealized appreciation or depreciation on options in the Statement of Assets and Liabilities. Gain or loss is recognized in the Statement of Operations when the interest rate swaption contract is closed or expires.
When the Fund writes an interest rate swaption contract, the premium received is recorded as an asset and an amount equivalent to the premium is recorded as a liability in the Statement of Assets and Liabilities and is subsequently adjusted to reflect the current fair value of the interest rate swaption contract written. Premiums received from writing interest rate swaption contracts that expire unexercised are recorded by the Fund on the expiration date as realized gains from options written in the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also recorded as realized gain, or if the premium is less than the amount paid for the closing purchase, as realized loss. These amounts are reflected as net realized gain (loss) on options written in the Statement of Operations.
Swap contracts
Swap contracts are negotiated in the over-the-counter market and are entered into bilaterally or centrally cleared (centrally cleared swap contract). In a centrally cleared swap contract, immediately following execution of the swap contract with a broker, the swap contract is novated to a central counterparty and the central counterparty becomes the Fund’s counterparty to the centrally cleared swap contract. The Fund is required to deposit initial margin with the futures commission merchant (FCM), which pledges it through to the central counterparty in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap contract. Securities deposited as initial margin are designated in

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
the Portfolio of Investments and cash deposited is recorded in the Statement of Assets and Liabilities as margin deposits. For a bilateral swap contract, the Fund has credit exposure to the broker, but exchanges daily variation margin with the broker based on the mark-to-market value of the swap contract to minimize that exposure. For centrally cleared swap contracts, there is less credit exposure to the FCM than in the case of an over-the-counter derivative, because the central counterparty stands between the Fund and the relevant buyer/seller on the other side of the contract. Swap contracts are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). The daily change in valuation of centrally cleared swap contracts, if any, is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities.
Entering into these contracts involves, to varying degrees, elements of interest, liquidity and counterparty credit risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there may be unfavorable changes in interest rates, market conditions or other conditions, that it may be difficult to initiate a swap transaction or liquidate a position at an advantageous time or price which may result in significant losses, and that the bilateral counterparty, FCM or central counterparty, as applicable, may not fulfill its obligation under the contract.
Credit default swap contracts
The Fund entered into credit default swap contracts to increase or decrease its credit exposure to an index and to hedge the Fund’s exposure on a debt security that it owns or in lieu of selling such debt security. These instruments may be used for other purposes in future periods. Credit default swap contracts are transactions in which one party pays fixed periodic payments to a counterparty in consideration for an agreement from the counterparty to make a specific payment should a specified credit event(s) take place. Although specified credit events are contract specific, credit events are typically bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium.
As the purchaser of a credit default swap contract, the Fund purchases protection by paying a periodic interest rate on the notional amount to the counterparty. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized loss upon payment. If a credit event as specified in the contract occurs, the Fund may have the option either to deliver the reference obligation to the seller in exchange for a cash payment of its par amount, or to receive a net cash settlement equal to the par amount less an agreed-upon value of the reference obligation as of the date of the credit event. The difference between the value of the obligation or cash delivered and the notional amount received will be recorded as a realized gain (loss).
As the seller of a credit default swap contract, the Fund sells protection to a buyer and will generally receive a periodic interest rate on a notional amount. The interest amount is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as a realized gain upon receipt of the payment. If a credit event as specified in the contract with the counterparty occurs, the Fund may either be required to accept the reference obligation from the buyer in exchange for a cash payment of its notional amount, or to pay the buyer a net cash settlement equal to the notional amount less an agreed-upon value of the reference obligation (recovery value) as of the date of the credit event. The difference between the value of the obligation or cash received and the notional amount paid will be recorded as a realized gain (loss). The maximum potential amount of undiscounted future payments the Fund could be required to make as the seller of protection under a credit default swap contract is equal to the notional amount of the reference obligation. These potential amounts may be partially offset by any recovery values of the respective reference obligations or upfront receipts upon entering into the agreement. The notional amounts and market values of all credit default swap contracts in which the Fund is the seller of protection, if any, are disclosed in the Credit Default Swap Contracts Outstanding schedule following the Portfolio of Investments.
As a protection seller, the Fund bears the risk of loss from the credit events specified in the contract with the counterparty. For credit default swap contracts on credit indices, quoted market prices and resulting market values serve as an indicator of the current status of the payment/performance risk. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the contract.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Any upfront payment or receipt by the Fund upon entering into a credit default swap contract is recorded as an asset or liability, respectively, and amortized daily as a component of realized gain (loss) in the Statement of Operations. Credit default swap contracts are valued daily, and the change in value is recorded as unrealized appreciation (depreciation) until the termination of the swap, at which time a realized gain (loss) is recorded.
Credit default swap contracts can involve greater risks than if a fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to other risks including counterparty credit risk, leverage risk, hedging risk, correlation risk and liquidity risk.
Interest rate and inflation rate swap contracts
The Fund entered into interest rate swap transactions and/or inflation rate swap contracts to manage interest rate and market risk exposure to produce incremental earnings. These instruments may be used for other purposes in future periods. An interest rate swap or inflation rate swap, as applicable, is an agreement between two parties where there are two flows and payments are made between the two counterparties and the payments are dependent upon changes in an interest rate, inflation rate or inflation index calculated on a nominal amount. Interest rate swaps are agreements between two parties that involve the exchange of one type of interest rate for another type of interest rate cash flow on specified dates in the future, based on a predetermined, specified notional amount. Certain interest rate swaps are considered forward-starting, whereby the accrual for the exchange of cash flows does not begin until a specified date in the future. The net cash flow for a standard interest rate swap transaction is generally the difference between a floating market interest rate versus a fixed interest rate.
Interest rate swaps are valued daily and unrealized appreciation (depreciation) is recorded. Certain interest rate swaps may accrue periodic interest on a daily basis as a component of unrealized appreciation (depreciation); the Fund will realize a gain or loss upon the payment or receipt of accrued interest. The Fund will realize a gain or a loss when the interest rate swap is terminated.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at December 31, 2024:
	Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	3,931,750 *
Credit risk	Upfront payments on swap contracts	8,139,611
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	2,767,478 *
Interest rate risk	Investments, at value — Option contracts purchased	3,941,557
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on swap contracts	5,812,400 *
Total		24,592,796

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
	Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Credit risk	Component of total distributable earnings (loss) — unrealized depreciation on swap contracts	2,629,761 *
Credit risk	Upfront receipts on swap contracts	5,282,184
Foreign exchange risk	Unrealized depreciation on forward foreign currency exchange contracts	34,923
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	29,000,273 *
Total		36,947,141

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended December 31, 2024:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	(7,314,932)	(7,314,932)
Foreign exchange risk	30,618	—	—	—	—	30,618
Interest rate risk	—	5,431,349	(5,555,429)	2,054,295	1,544	1,931,759
Total	30,618	5,431,349	(5,555,429)	2,054,295	(7,313,388)	(5,352,555)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Forward foreign currency exchange contracts ($)	Futures contracts ($)	Option contracts purchased ($)	Option contracts written ($)	Swap contracts ($)	Total ($)
Credit risk	—	—	—	—	2,697,062	2,697,062
Foreign exchange risk	51,768	—	—	—	—	51,768
Interest rate risk	—	(64,143,173)	(8,249,408)	725,311	5,812,400	(65,854,870)
Total	51,768	(64,143,173)	(8,249,408)	725,311	8,509,462	(63,106,040)
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended December 31, 2024:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	1,737,084,506
Futures contracts — short	771,401,844
Credit default swap contracts — buy protection	118,653,898
Credit default swap contracts — sell protection	31,392,108

Derivative instrument	Average value ($)
Option contracts purchased	10,167,236
Option contracts written	(96,199)

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Derivative instrument	Average unrealized appreciation ($)	Average unrealized depreciation ($)
Forward foreign currency exchange contracts	26,854	(27,252)
Interest rate swap contracts	470,958	(27,126)
Investments in senior loans
The Fund may invest in senior loan assignments. When the Fund purchases an assignment of a senior loan, the Fund typically has direct rights against the borrower; provided, however, that the Fund’s rights may be more limited than the lender from which it acquired the assignment and the Fund may be able to enforce its rights only through an administrative agent. Although certain senior loan assignments are secured by collateral, the Fund could experience delays or limitations in realizing such collateral or have its interest subordinated to other indebtedness of the obligor. In the event that the administrator or collateral agent of a loan becomes insolvent or enters into receivership or bankruptcy, the Fund may incur costs and delays in realizing payment or may suffer a loss of principal and/or interest. The risk of loss is greater for unsecured or subordinated loans. In addition, senior loan assignments are vulnerable to market, economic or other conditions or events that may reduce the demand for senior loan assignments and certain senior loan assignments which were liquid when purchased, may become illiquid.
The Fund may enter into senior loan assignments where all or a portion of the loan may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are generally traded and priced in the same manner as other senior loan securities and are disclosed as unfunded senior loan commitments in the Fund’s Portfolio of Investments with a corresponding payable for investments purchased. The Fund designates cash or liquid securities to cover these commitments.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Forward sale commitments
The Fund may enter into forward sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of forward sale commitments are not received until the contractual settlement date. While a forward sale commitment is outstanding, equivalent deliverable securities or an offsetting forward purchase commitment deliverable on or before the sale commitment date are used to satisfy the commitment.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Unsettled forward sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Security Valuation” above. The forward sale commitment is “marked-to-market” daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the forward sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the market price established at the date the commitment was entered into.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Interest only and principal only securities
The Fund may invest in Interest Only (IO) or Principal Only (PO) securities. IOs are stripped securities entitled to receive all of the security’s interest, but none of its principal. IOs are particularly sensitive to changes in interest rates and therefore subject to greater fluctuations in price than typical interest bearing debt securities. IOs are also subject to credit risk because the Fund may not receive all or part of the interest payments if the issuer, obligor, guarantor or counterparty defaults on its obligation. Payments received for IOs are included in interest income in the Statement of Operations. Because no principal will be received at the maturity of an IO, adjustments are made to the cost of the security on a monthly basis until maturity. These adjustments are included in interest income in the Statement of Operations. POs are stripped securities entitled to receive the principal from the underlying obligation, but not the interest. POs are particularly sensitive to changes in interest rates and therefore are subject to fluctuations in price. POs are also subject to credit risk because the Fund may not receive all or part of its principal if the issuer, obligor, guarantor or counterparty defaults on its obligation. The Fund may also invest in IO or PO stripped mortgage-backed securities. Payments received for POs are treated as reductions to the cost and par value of the securities.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Offsetting of assets and liabilities
The following table presents the Fund’s gross and net amount of assets and liabilities available for offset under netting arrangements as well as any related collateral received or pledged by the Fund as of December 31, 2024:
	Citi ($) (a)	Citi ($) (a)	Goldman Sachs International ($)	HSBC ($)	JPMorgan ($)	Morgan Stanley ($) (a)	Morgan Stanley ($) (a)	Total ($)
Assets
Centrally cleared interest rate swap contracts (b)	-	-	-	-	-	-	362,063	362,063
Call option contracts purchased	2,056,785	-	152,054	-	-	1,213,908	-	3,422,747
Put option contracts purchased	204,690	-	314,120	-	-	-	-	518,810
OTC credit default swap contracts (c)	-	4,872,418	532,954	-	3,724,489	2,941,500	-	12,071,361
Total assets	2,261,475	4,872,418	999,128	-	3,724,489	4,155,408	362,063	16,374,981
Liabilities
Centrally cleared credit default swap contracts (b)	-	-	-	-	-	-	7,914	7,914
Forward foreign currency exchange contracts	-	-	-	34,923	-	-	-	34,923
OTC credit default swap contracts (c)	-	1,744,432	71,972	-	3,786,478	2,231,967	-	7,834,849
Total liabilities	-	1,744,432	71,972	34,923	3,786,478	2,231,967	7,914	7,877,686
Total financial and derivative net assets	2,261,475	3,127,986	927,156	(34,923)	(61,989)	1,923,441	354,149	8,497,295
Total collateral received (pledged) (d)	2,160,000	3,117,000	927,156	-	(61,989)	1,923,441	-	8,065,608
Net amount (e)	101,475	10,986	-	(34,923)	-	-	354,149	431,687

(a)	Exposure can only be netted across transactions governed under the same master agreement with the same legal entity.
(b)	Centrally cleared swaps are included within payable/receivable for variation margin in the Statement of Assets and Liabilities.
(c)
Over-the-Counter (OTC) swap contracts are presented at market value plus periodic payments receivable (payable), which is comprised of unrealized appreciation, unrealized depreciation, upfront payments and upfront receipts.

(d)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.
(e)	Represents the net amount due from/(to) counterparties in the event of default.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
The trade date for senior loans purchased in the primary market is the date on which the loan is allocated. The trade date for senior loans purchased in the secondary market is the date on which the transaction is entered into.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income. For convertible securities, premiums attributable to the conversion feature are not amortized.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
The Fund may receive other income from senior loans, including amendment fees, consent fees and commitment fees. These fees are recorded as income when received by the Fund. These amounts are included in Interest Income in the Statement of Operations.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund meets the exception under Internal Revenue Code Section 4982(f), the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to subaccounts
Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gain distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.50% to 0.34% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2024 was 0.48% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2024 was 0.01% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares and an annual rate of up to 0.125% of the Fund’s average daily net assets attributable to Class 3 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	May 1, 2024 through April 30, 2025 (%)	Prior to May 1, 2024 (%)
Class 1	0.53	0.55
Class 2	0.78	0.80
Class 3	0.655	0.675
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At December 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, foreign currency transactions, derivative investments, swap investments, tax straddles, principal and/or interest from fixed income securities, capital loss carryforwards and trustees’ deferred compensation. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(9,337,080)	9,337,080	—
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
The tax character of distributions paid during the years indicated was as follows:
Year Ended December 31, 2024			Year Ended December 31, 2023
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
165,476,245	—	165,476,245	78,400,157	—	78,400,157
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At December 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
149,694,811	—	(604,420,721)	(156,469,844)
At December 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
3,248,309,618	37,289,898	(193,759,742)	(156,469,844)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at December 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended December 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(225,739,080)	(378,681,641)	(604,420,721)	—
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $7,405,330,590 and $8,007,117,251, respectively, for the year ended December 31, 2024, of which $5,970,276,451 and $6,222,600,889, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	2,111,111	5.74	18
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2024.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower-rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Derivatives risk
Losses involving derivative instruments may be substantial, because a relatively small movement in the underlying reference (which is generally the price, rate or other economic indicator associated with a security(ies), commodity, currency, index or other instrument or asset) may result in a substantial loss for the Fund. In addition to the potential for increased losses, the
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
use of derivative instruments may lead to increased volatility within the Fund. Derivatives will typically increase the Fund’s exposure to principal risks to which it is otherwise exposed, and may expose the Fund to additional risks, including correlation risk, counterparty risk, hedging risk, leverage risk, liquidity risk and pricing risk.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates.  Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund’s performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease.  Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Leverage risk
Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. The use of leverage may produce volatility and may exaggerate changes in the Fund’s net asset value and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund’s overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity risk
Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund’s investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At December 31, 2024, affiliated shareholders of record owned 99.6% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of Columbia Variable Portfolio – Intermediate Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Variable Portfolio – Intermediate Bond Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent, brokers and agent banks; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 24, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
Columbia Variable Portfolio – Intermediate Bond Fund  | 2024

Columbia Variable Portfolio – Intermediate Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
ANN7012_12_D01_(02/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	February 24, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	February 24, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	February 24, 2025